BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 2.05%), 3.09%, 04/15/34 ... USD 1,000 $ 930,805
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.15%), 4.19%, 04/15/34 ... 1,000 928,653
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 2.91%,
07/20/34
(a)(b)
.................... 1,000 923,860
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/32 ... 1,000 940,507
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 07/20/34 ... 500 458,407
Ajax Mortgage Loan Trust
(b)
Series 2019-E, Class A, 3.00%, 09/25/59
(c)
1,205 1,197,910
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
280 275,759
Series 2019-E, Class C, 0.00%, 09/25/59 597 592,138
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(a)(d)
.................... EUR 1,400 1,190,175
AlbaCore Euro CLO IV DAC, Series 4X, Class
D, (EURIBOR 3 Month + 4.60%), 4.60%,
07/15/35
(a)(d)
.................... 300 300,705
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 3.29%, 04/15/34
(a)(b)
......... USD 1,000 943,190
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3 Month +
1.85%), 3.09%, 01/28/31
(a)(b)
......... 1,000 950,148
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
4.22%, 10/13/30
(a)(b)
............... 1,000 959,576
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(d)
......... EUR 140 122,175
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
............... 100 84,600
Apidos CLO XX, Series 2015-20A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.99%,
07/16/31
(a)(b)
.................... USD 1,500 1,382,633
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 3.08%,
07/25/30
(a)(b)
.................... 1,000 940,304
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 3.46%,
01/20/33
(a)(b)
.................... 500 472,970
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (LIBOR USD 3 Month + 1.80%), 2.84%,
10/15/30
(a)(b)
.................... 250 236,902
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
.................... EUR 1,100 941,854
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
.................... 260 221,732
Bain Capital Credit CLO Ltd., Series 2022-1A,
Class D, (3 Month CME Term SOFR +
3.20%), 4.10%, 04/18/35
(a)(b)
......... USD 1,000 922,095
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 4.63%,
11/20/30
(a)(b)
.................... 1,000 932,077
Battalion CLO 17 Ltd.
(a)(b)
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 3.16%, 03/09/34 ... 1,000 930,571
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 4.31%, 03/09/34 ... USD 1,000 $ 931,423
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
.................... EUR 1,100 944,749
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 1.92%, 06/25/47
(a)
... USD 3,300 3,116,417
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
.................... EUR 1,400 1,176,530
BlueMountain EUR CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
............... 100 82,845
BlueMountain Fuji EUR CLO IV DAC, Series
4X, Class ER, (EURIBOR 3 Month +
6.21%), 6.21%, 02/25/34
(a)(d)
......... 1,400 1,213,125
Bridgepoint CLO DAC, Series 3X, Class E,
(EURIBOR 3 Month + 6.24%), 6.24%,
01/15/36
(a)(d)
.................... 1,000 864,057
Cabinteely Park CLO DAC, Series 1X, Class
E, (EURIBOR 3 Month + 6.26%), 6.26%,
08/15/34
(a)(d)
.................... 850 718,911
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.09%, 07/15/34 ... USD 1,000 931,662
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.19%, 07/15/34 ... 1,000 926,098
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
.................... EUR 100 86,709
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
............... 100 85,217
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 2.99%, 10/18/30 ... USD 500 476,424
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 3.12%, 04/27/31 ... 1,000 950,178
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 4.60%, 04/23/29 ... 1,000 952,983
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/32 ... 1,250 1,161,602
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
.................... EUR 809 695,781
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
............... 475 396,675
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class E, (EURIBOR 3 Month + 6.16%),
6.16%, 12/15/34
(a)(d)
............... 783 667,704
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
4.51%, 08/15/31
(a)(b)
............... USD 1,000 932,843
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 4.81%,
01/16/32
(a)(b)
.................... 1,000 968,478
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.89%, 04/15/29
(a)(b)
......... 1,000 961,338
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.96%,
01/20/30
(a)(b)
.................... 763 721,295

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO IV Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.15%), 4.19%,
04/15/33
(a)(b)
.................... USD 1,000 $ 923,770
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month + 6.22%),
6.22%, 10/15/34
(a)(d)
............... EUR 800 687,180
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.99%,
07/15/31
(a)(b)
.................... USD 500 470,036
Galaxy XXII CLO Ltd., Series 2016-22A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
3.19%, 04/16/34
(a)(b)
............... 1,000 934,380
Generate CLO 9 Ltd., Series 9A, Class D,
(LIBOR USD 3 Month + 3.35%), 4.41%,
10/20/34
(a)(b)
.................... 1,000 938,286
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.96%, 04/20/30
(a)(b)
... 1,000 947,543
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.21%, 10/20/32
(a)(b)
... 1,000 931,651
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class C, (LIBOR USD 3 Month +
2.05%), 3.11%, 07/20/34
(a)(b)
......... 1,000 937,031
Greene King Finance plc
(a)
Series B1,  (SONIO/N + 1.92%), 3.11%,
12/15/34 .................... GBP 100 99,673
Series B2,  (SONIO/N + 2.20%), 3.39%,
03/15/36
(d)
................... 100 98,601
Greywolf CLO III Ltd., Series 2020-3RA, Class
CR, (3 Month CME Term SOFR + 3.61%),
4.51%, 04/15/33
(a)(b)
............... USD 2,000 1,862,708
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 3.18%,
01/27/31
(a)(b)
.................... 500 475,169
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
3.34%, 07/28/31
(a)(b)
............... 1,000 965,205
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
D, (LIBOR USD 3 Month + 3.50%), 3.76%,
01/30/35
(a)(b)
.................... 1,000 923,240
Harbor Park CLO Ltd., Series 2018-1A, Class
D, (LIBOR USD 3 Month + 2.90%), 3.96%,
01/20/31
(a)(b)
.................... 1,000 937,650
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
.................... EUR 330 289,407
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(d)
.................... 100 83,606
Invesco CLO Ltd., Series 2022-1A, Class D, (3
Month CME Term SOFR + 3.05%), 3.74%,
04/20/35
(a)(b)
.................... USD 1,000 918,773
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
.................... EUR 847 733,492
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
.................... 100 87,340
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 4.10%,
10/15/32
(a)(b)
.................... USD 1,000 923,945
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,619 1,532,468
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
.................... EUR 100 $ 86,575
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 1.76%, 05/25/37
(a)
.... USD 2,507 2,205,264
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 3.14%, 04/22/29
(a)(b)
......... 1,000 957,737
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 3.99%, 07/15/34
(a)(b)
......... 1,150 1,069,095
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 4.36%, 04/20/34
(a)(b)
......... 1,500 1,396,041
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 3.24%, 10/17/30
(a)(b)
........ 1,000 953,025
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 3.01%, 04/20/31
(a)(b)
... 1,000 941,358
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.86%, 07/20/31
(a)(b)
... 1,000 944,009
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 2.79%, 04/16/33
(a)(b)
... 1,000 934,958
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
... EUR 100 84,034
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(a)(d)
.. 1,223 1,054,306
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
......... 410 343,636
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
......... 1,100 942,490
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
............... 300 254,944
OCP CLO Ltd., Series 2014-5A, Class CR,
(LIBOR USD 3 Month + 2.90%), 4.11%,
04/26/31
(a)(b)
.................... USD 1,000 907,513
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 129,341
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 81,256
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 673 584,649
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 ... 1,000 864,689
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 3.43%, 10/24/30
(a)(b)
........ USD 1,000 947,500
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 2.93%, 07/25/30
(a)(b)
......... 1,000 939,137
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (LIBOR USD 3 Month +
3.35%), 4.41%, 01/20/35
(a)(b)
......... 1,000 930,000
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 4.24%, 10/15/33
(a)(b)
......... 1,250 1,172,996

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
3.30%, 04/21/34
(a)(b)
............... USD 1,000 $ 940,144
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
4.21%, 07/20/34
(a)(b)
............... 1,250 1,169,688
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
4.01%, 01/20/32
(a)(b)
............... 500 466,372
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR, (LIBOR USD 3 Month + 1.90%),
3.08%, 07/23/30
(a)(b)
............... 1,500 1,418,521
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 891 777,183
Palmer Square CLO Ltd.
(a)(b)
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 4.35%, 05/21/34 ... 1,000 923,331
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 3.41%, 11/14/34 ... 1,000 933,238
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 4.46%, 11/14/34 ... 1,000 927,054
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/15/34 ... 2,000 1,851,848
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 ... 1,000 926,240
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 2,000 1,853,773
Palmer Square European CLO DAC, Series
2022-1X, Class E, (EURIBOR 3 Month +
6.36%), 6.36%, 01/21/35
(a)(d)
......... EUR 800 671,765
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 5.26%, 05/15/32
(a)(b)
... USD 1,500 1,402,735
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
3.33%, 10/25/34
(a)(b)
............... 1,000 934,421
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 3.72%, 02/25/34 ... 1,000 937,123
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 4.92%, 02/25/34 ... 1,000 939,099
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 3.19%,
07/15/31
(a)(b)
.................... 1,000 947,689
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,897,852
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
.................... EUR 1,100 958,230
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
.................... 100 82,690
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 3.23%,
01/15/35
(a)(b)
.................... USD 1,000 922,710
Recette CLO Ltd., Series 2015-1A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 4.31%,
04/20/34
(a)(b)
.................... 500 460,808
Regata XII Funding Ltd., Series 2019-1A, Class
DR, (LIBOR USD 3 Month + 3.10%), 4.14%,
10/15/32
(a)(b)
.................... 1,000 928,795
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (LIBOR USD 3 Month + 3.05%),
5.15%, 06/20/34
(a)(b)
............... 1,500 1,396,665
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 3.74%, 01/15/33 ... USD 1,000 $ 954,068
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.94%, 01/15/33 ... 1,000 988,555
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
4.11%, 01/20/35
(a)(b)
............... 1,000 930,562
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 4.29%,
01/18/34
(a)(b)
.................... 1,000 929,427
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
.................... EUR 716 619,103
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 3.16%, 04/20/34 ... USD 1,000 931,101
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 3.26%, 10/20/31 ... 500 477,157
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 4.16%, 10/20/31 ... 2,000 1,852,675
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/34 ... 1,000 932,258
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 3.16%, 07/20/34 ... 1,000 931,448
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 4.31%, 07/20/34 ... 1,000 933,235
Rockford Tower Europe CLO DAC
(a)(d)
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 ... EUR 100 84,778
Series 2021-2X, Class E, (EURIBOR 3
Month + 6.22%), 6.22%, 01/24/35 ... 1,000 861,600
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 4.41%,
10/26/34
(a)(b)
.................... USD 2,000 1,778,080
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class C, (LIBOR USD 3 Month + 2.00%),
3.06%, 07/20/34
(a)(b)
............... 1,000 930,176
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
3.48%, 04/25/34
(a)(b)
............... 1,000 938,107
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
............... EUR 200 167,101
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (LIBOR USD 3 Month + 1.95%),
3.01%, 07/20/32
(a)(b)
............... USD 1,000 937,402
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
4.79%, 01/16/32
(a)(b)
............... 1,750 1,718,562
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 3.01%,
04/20/34
(a)(b)
.................... 1,000 925,900
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/34 ... 1,500 1,396,871
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 4.46%, 04/20/34 ... 1,250 1,171,981
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 4.43%, 07/25/34 ... 5,000 4,599,248
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 3.21%, 10/20/31 ... 600 576,398
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 10/20/31 ... 1,050 981,407

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XV Ltd., Series 2020-15A, Class
C, (LIBOR USD 3 Month + 2.15%), 3.21%,
04/20/33
(a)(b)
.................... USD 1,000 $ 947,828
Tikehau CLO VI DAC, Series 6X, Class E,
(EURIBOR 3 Month + 6.32%), 6.32%,
01/15/35
(a)(d)
.................... EUR 1,000 852,848
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
.................... 781 670,142
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 2.86%,
07/20/30
(a)(b)
.................... USD 500 467,848
Total Asset-Backed Securities — 6.5%
(Cost: $142,953,867) ............................. 129,322,337
Shares
Shares
Common Stocks
Banks — 0.1%
CF Bancorp LLC, (Acquired 10/06/17, cost
$56,330)
(e)(f)
.................... 57,545 1,063
UniCredit SpA ..................... 82,744 790,730
791,793
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 234 3,917
Chemicals — 0.0%
Diversey Holdings Ltd.
(e)
.............. 11,070 73,062
Element Solutions, Inc. ............... 6,085 108,313
181,375
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(g)
............. 1,227 204
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
......... 5,307 32,479
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 27,550
Containers & Packaging — 0.0%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $276,327)
(e)(f)
......... 28,101 171,416
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(e)
............ 15,624 328,885
Electric Utilities — 0.0%
Electricite de France SA .............. 39,821 327,084
Electrical Equipment — 0.0%
Sensata Technologies Holding plc ........ 1,647 68,038
Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc. ...... 978 44,851
Hotels, Restaurants & Leisure — 0.0%
NEW Top YK
(e)(g)(h)
.................. 3,743 —
IT Services — 0.0%
(e)
Block, Inc., Class A ................. 648 39,826
Twilio, Inc., Class A ................. 322 26,987
66,813
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.0%
(e)
Avantor, Inc. ...................... 2,897 $ 90,097
Syneos Health, Inc. ................. 1,916 137,339
227,436
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
.............. 283 283
Marine — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 25,726 27,527
Telenet Group Holding NV ............. 11,497 238,898
266,425
Metals & Mining — 0.0%
Constellium SE, Class A
(e)
............. 10,288 135,904
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc. ................ 707 94,052
Chesapeake Energy Corp. ............ 3,124 253,357
Energy Transfer LP ................. 22,245 222,005
Targa Resources Corp. ............... 1,103 65,816
635,230
Professional Services — 0.0%
NMG, Inc.
(e)
....................... 1,905 331,470
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
............. 3,175 64,960
Software — 0.0%
(e)
Avaya Holdings Corp. ................ 12 27
Informatica, Inc., Class A .............. 4,823 100,174
100,201
Total Common Stocks — 0.2%
(Cost: $5,026,573) .............................. 3,806,314
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 513 463,624
7.13%, 06/15/26 ................. 516 425,432
7.88%, 04/15/27 ................. 184 153,163
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 11,570
4.13%, 04/15/29 ................. 190 166,725
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
31 30,706
Raytheon Technologies Corp., 4.63%, 11/16/48 120 117,131
Rolls-Royce plc
0.88%, 05/09/24
(d)
................ EUR 100 96,673
5.75%, 10/15/27
(b)
................ USD 200 180,260
5.75%, 10/15/27
(d)
................ GBP 500 572,131
Safran SA, 0.75%, 03/17/31
(d)
......... EUR 500 425,585
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. USD 60 55,500
7.50%, 04/15/25 ................. 24 22,290
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,109 1,121,465
6.25%, 03/15/26
(b)
................ 700 674,625
6.38%, 06/15/26 ................. 135 126,225
4.63%, 01/15/29 ................. 245 197,230

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... USD 169 $ 170,246
5,010,581
Airlines — 0.7%
Air Canada, 3.88%, 08/15/26
(b)
......... 116 98,123
Air France-KLM, 3.88%, 07/01/26
(d)
...... EUR 800 679,072
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 404 418,100
5.50%, 04/20/26 ................. 618 568,014
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)
.... 2,401 2,307,608
Cathay Pacific MTN Financing HK Ltd., 4.88%,
08/17/26
(d)
.................... 200 186,000
Delta Air Lines, Inc.
(b)
7.00%, 05/01/25 ................. 113 114,378
4.75%, 10/20/28 ................. 34 31,936
Deutsche Lufthansa AG
(d)
2.88%, 05/16/27 ................. EUR 400 330,774
3.75%, 02/11/28 ................. 400 336,392
3.50%, 07/14/29 ................. 600 471,838
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 148 132,638
International Consolidated Airlines Group SA
(d)
2.75%, 03/25/25 ................. EUR 200 177,235
1.13%, 05/18/28
(i)
................ 500 352,017
3.75%, 03/25/29 ................. 800 591,882
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 183 179,852
Singapore Airlines Ltd., 3.00%, 07/20/26
(d)
.. 800 760,976
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
49 49,817
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 726 689,654
Series 2020-1, Class A, 5.88%, 10/15/27 3,735 3,669,177
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 693 610,651
4.63%, 04/15/29 ................. 234 198,495
12,954,629
Auto Components — 0.9%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 58 60,320
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
88 81,840
Aptiv plc
3.10%, 12/01/51 ................. 10,312 6,650,556
4.15%, 05/01/52 ................. 5,200 3,929,675
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 216 213,937
6.25%, 05/15/26 ................. 436 419,650
8.50%, 05/15/27 ................. 2,016 1,948,414
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 148 127,857
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 140 103,390
Faurecia SE
(d)
2.75%, 02/15/27 ................. EUR 700 570,347
3.75%, 06/15/28 ................. 227 183,436
Gestamp Automocion SA, 3.25%, 04/30/26
(d)
100 91,958
Grupo Antolin-Irausa SA
(d)
3.38%, 04/30/26 ................. 380 294,683
3.50%, 04/30/28 ................. 354 246,925
Icahn Enterprises LP
5.25%, 05/15/27 ................. USD 260 230,318
4.38%, 02/01/29 ................. 138 111,526
IHO Verwaltungs GmbH
(d)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 500 434,375
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 300 244,461
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. USD 60 44,654
Security
Par (000)
Par (000) Value
Auto Components (continued)
Schaeffler AG, 3.38%, 10/12/28
(d)
....... EUR 200 $ 169,471
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ................. 100 86,583
2.50%, 10/23/27 ................. 200 159,957
ZF Finance GmbH
(d)
3.00%, 09/21/25 ................. 500 459,232
2.00%, 05/06/27 ................. 300 241,951
2.25%, 05/03/28 ................. 300 230,712
3.75%, 09/21/28 ................. 400 328,882
17,665,110
Automobiles — 0.8%
Ferrari NV, 1.50%, 05/27/25
(d)
......... 400 404,827
Ford Motor Co.
4.35%, 12/08/26 ................. USD 30 27,805
6.63%, 10/01/28 ................. 451 444,799
3.25%, 02/12/32 ................. 453 338,798
5.29%, 12/08/46 ................. 75 57,518
Hyundai Capital America, 2.38%, 10/15/27
(d)
600 527,810
Jaguar Land Rover Automotive plc
(d)
4.50%, 01/15/26 ................. EUR 800 690,225
4.50%, 07/15/28 ................. 505 377,791
Kia Corp., 1.75%, 10/16/26
(d)
.......... USD 1,500 1,351,725
Nissan Motor Co. Ltd.
3.20%, 09/17/28
(d)
................ EUR 1,000 930,370
4.81%, 09/17/30
(b)
................ USD 4,175 3,708,783
RCI Banque SA
(d)
4.75%, 07/06/27 ................. EUR 1,075 1,127,249
(EUR Swap Annual 5 Year + 2.85%),
2.63%, 02/18/30
(a)
.............. 2,600 2,361,499
Renault SA, 1.25%, 06/24/25
(d)
......... 200 181,388
Stellantis NV
(d)
3.88%, 01/05/26 ................. 600 634,045
4.50%, 07/07/28 ................. 400 423,810
0.75%, 01/18/29 ................. 500 421,957
2.75%, 04/01/32 ................. 950 841,919
1.25%, 06/20/33 ................. 350 255,630
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 26 20,592
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 200 174,787
Volvo Car AB, 2.50%, 10/07/27
(d)
....... EUR 1,117 1,014,140
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 135 123,626
16,441,093
Banks — 7.6%
ABQ Finance Ltd., 3.13%, 09/24/24
(d)
..... 500 488,750
Abu Dhabi Commercial Bank PJSC, 3.50%,
03/31/27
(d)
.................... 500 483,750
Arab National Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.97%), 3.33%, 10/28/30
(a)(d)
......... 400 377,000
Axis Bank Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.32%),
4.10%
(a)(d)(k)
................... 300 258,000
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.04%), 6.00%
(a)(d)(k)
EUR 400 392,981
Banco de Credito del Peru SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.45%), 3.25%, 09/30/31
(a)(d)
.... USD 679 593,828
Banco de Credito e Inversiones SA, 3.50%,
10/12/27
(d)
.................... 1,205 1,128,031
Banco de Sabadell SA, (EUR Swap Annual 5
Year + 2.95%), 2.50%, 04/15/31
(a)(d)
.... EUR 1,600 1,393,019
Banco General SA, 4.13%, 08/07/27
(d)
.... USD 1,179 1,113,566
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa
(d)
4.13%, 06/06/24 ................. 653 642,356
4.38%, 04/11/27 ................. 170 162,223

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(d)
............... USD 1,248 $ 1,143,324
Banco Nacional de Comercio Exterior SNC,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%), 2.72%,
08/11/31
(a)(b)
................... 810 711,788
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.73%), 5.00%
(a)(d)(k)
.............. 997 907,768
Bank Hapoalim BM, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.16%), 3.26%, 01/21/32
(a)(b)(d)
........ 670 566,150
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 1,280 1,122,000
Bank of America Corp.
3.38%, 04/02/26 ................. 6,200 6,009,687
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 761,986
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 17,895 17,415,612
Bank of China Ltd., 3.13%, 04/17/24
(d)
.... 200 199,294
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
... 572 559,845
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.40%), 2.30%, 07/08/31
(a)
(d)
......................... 400 368,580
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(d)
.... EUR 775 628,905
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.88%
(a)(d)(k)
.......... USD 577 567,912
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.13%, 09/19/27
(a)(d)
....... 1,000 988,000
Barclays plc
(a)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00% ...................... 400 393,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ...................... 2,899 2,223,137
BBVA Bancomer SA, 4.38%, 04/10/24
(d)
... 650 645,247
BDO Unibank, Inc., 2.13%, 01/13/26
(d)
.... 400 370,500
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 1.57%
(k)
220 161,942
(EURIBOR 3 Month + 1.37%), 2.75%,
07/25/28
(d)
................... EUR 900 906,628
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.38%
(a)(d)(k)
.............. 600 622,482
China Construction Bank Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.15%), 2.45%, 06/24/30
(a)(d)
.... USD 800 760,312
China Merchants Bank Co. Ltd., (LIBOR USD 3
Month + 0.85%), 3.05%, 09/25/23
(a)(d)
... 300 300,525
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
............. 250 248,250
CIMB Bank Bhd., 2.13%, 07/20/27
(d)
..... 500 453,687
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 492,798
Citizens Bank NA, (SOFR + 1.40%), 4.12%,
05/23/25
(a)
.................... 10,000 9,960,741
Commercial Bank of Dubai PSC, (CMTUSD6Y
+ 5.60%), 6.00%
(a)(d)(k)
............. 200 197,500
Security
Par (000)
Par (000) Value
Banks (continued)
Commercial Bank PSQC (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.50%
(a)(d)(k)
.......... USD 225 $ 202,500
Commerzbank AG
(d)
(EUR Swap Annual 5 Year + 6.36%),
6.13%
(a)(k)
.................... EUR 800 756,620
4.00%, 03/23/26 ................. 150 153,420
Credit Agricole SA
0.38%, 04/20/28
(d)
................ 500 438,787
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75%
(a)(b)(k)
................... USD 14,025 10,899,762
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(d)(k)
............. 995 937,787
Fifth Third Bancorp, (SOFR + 1.36%), 4.06%,
04/25/28
(a)
.................... 10,994 10,719,051
Hana Bank, 3.25%, 03/30/27
(d)
......... 1,300 1,253,525
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
.............. 350 290,500
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.12%
(a)(k)
......... 680 518,840
HSBC Holdings plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(k)
..................... 200 153,731
(SOFR + 2.53%), 4.76%, 03/29/33 ..... 6,590 6,078,401
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
.................... 7,402 5,360,635
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(d)(k)
................... EUR 400 385,122
1.00%, 11/19/26
(d)
................ 500 470,704
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
................... 800 670,688
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(d)(k)
................... 300 265,298
5.15%, 06/10/30
(d)
................ GBP 500 525,667
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(d)(k)
................... EUR 275 224,255
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. USD 7,215 4,874,734
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 288,002
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
... 10,321 9,562,311
Series W, (LIBOR USD 3 Month + 1.00%),
2.41%, 05/15/47
(a)
.............. 1,000 760,026
(SOFR + 2.44%), 3.11%, 04/22/51
(a)
.... 9,792 7,176,697
Kasikornbank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.00%
(k)
..................... 300 247,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 534 481,368
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26
(d)
300 269,181
Kookmin Bank, 1.75%, 05/04/25
(d)
....... 1,100 1,035,848
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(d)(k)
............. 500 432,500
MAR Sukuk Ltd., 2.21%, 09/02/25
(d)
...... 300 283,500

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)(d)
...... USD 1,297 $ 1,126,769
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(d)(k)
.......... 250 251,250
National Australia Bank Ltd., 2.33%, 08/21/30
(d)
500 401,925
NongHyup Bank, 4.00%, 01/06/26
(d)
..... 850 849,651
QNB Finance Ltd.
(d)
2.63%, 05/12/25 ................. 600 573,060
2.75%, 02/12/27 ................. 1,231 1,160,448
Samba Funding Ltd., 2.75%, 10/02/24
(d)
... 500 483,219
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(d)(k)
... 1,750 1,529,063
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.68%, 01/25/23
(a)(d)(i)
... 100 98,600
Societe Generale SA
(a)(k)
(USD Swap Semi 5 Year + 4.98%), 7.88%
(b)
400 391,924
(USD Swap Semi 5 Year + 4.98%), 7.88%
(d)
400 391,924
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
............. 478 435,966
UniCredit SpA
(a)(d)
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(k)
..................... EUR 600 579,503
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(k)
..................... 400 299,547
(EURIBOR 3 Month + 0.90%), 0.80%,
07/05/29 .................... 500 429,596
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 1,000 966,711
United Overseas Bank Ltd., 3.06%, 04/07/25
(d)
USD 1,900 1,873,362
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 8,340 7,899,209
5.38%, 11/02/43 ................. 500 489,746
(SOFR + 2.13%), 4.61%, 04/25/53
(a)
... 8,475 7,841,967
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
................... 718 688,293
151,199,797
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ................. 750 673,345
4.44%, 10/06/48 ................. 2,225 1,951,459
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,044,032
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,380,912
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 388,510
Heineken NV, 2.25%, 03/30/30
(d)
........ EUR 400 396,209
5,834,467
Biotechnology — 0.2%
AbbVie, Inc.
2.80%, 03/15/23 ................. USD 1,012 1,009,026
4.88%, 11/14/48 ................. 500 479,140
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ................. EUR 691 601,509
6.25%, 04/01/28 ................. GBP 186 185,096
Grifols SA
(d)
1.63%, 02/15/25 ................. EUR 100 95,930
3.20%, 05/01/25 ................. 1,000 949,967
3,320,668
Security
Par (000)
Par (000) Value
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. USD 158 $ 145,679
6.38%, 06/15/30 ................. 153 149,415
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 64 41,116
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 59 42,609
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 73 70,080
4.63%, 12/15/25 ................. 23 19,550
Johnson Controls International plc, 0.38%,
09/15/27 ..................... EUR 500 443,360
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. USD 53 47,965
3.50%, 02/15/30 ................. 81 64,474
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(d)
.................... 674 605,673
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 101 83,026
PCF GmbH, 4.75%, 04/15/26
(d)
........ EUR 453 373,843
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 263 222,295
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 124 110,677
4.38%, 07/15/30 ................. 12 9,465
3.38%, 01/15/31 ................. 11 8,114
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 89 77,653
2,514,994
Capital Markets — 3.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
105 89,481
Blackstone Private Credit Fund, 4.88%,
04/14/26
(d)
.................... GBP 1,900 2,130,084
Cerah Capital Ltd., 0.00%, 08/08/24
(d)(i)(l)
... USD 1,300 1,296,806
CICC Hong Kong Finance 2016 MTN Ltd.,
1.75%, 08/10/23
(d)
............... 285 279,388
Cindai Capital Ltd., 0.00%, 02/08/23
(d)(i)(l)
... 900 884,462
Codere New Holdco SA, 7.50%, 11/30/27 .. EUR 104 86,664
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 30 24,750
Credit Suisse Group AG
(a)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(k)
......................... 900 856,384
(SOFR + 1.56%), 2.59%, 09/11/25
(b)
.... 1,500 1,411,238
(EUR Swap Annual 1 Year + 1.60%),
2.13%, 10/13/26
(d)
.............. EUR 1,350 1,318,440
(SOFR + 1.73%), 3.09%, 05/14/32
(b)
... USD 2,610 2,077,018
Deutsche Bank AG, (EURIBOR Swap Rate 5
Year + 3.30%), 4.00%, 06/24/32
(a)(d)
.... EUR 1,300 1,245,855
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 229,207
Dua Capital Ltd., 2.78%, 05/11/31
(d)
...... 700 573,335
Goldman Sachs Group, Inc. (The)
(a)
(SOFR + 0.80%), 1.43%, 03/09/27 ..... 1,232 1,092,059
(SOFR + 1.85%), 3.62%, 03/15/28 ..... 10,155 9,610,901
Huarong Finance Co. Ltd.
(d)
2.50%, 02/24/23 ................. 214 210,255
(LIBOR USD 3 Month + 1.13%), 2.63%,
02/24/23
(a)
................... 200 196,000
3.75%, 05/29/24 ................. 200 191,000
4.75%, 04/27/27 ................. 1,100 987,250
3.88%, 11/13/29 ................. 800 630,000
3.38%, 02/24/30 ................. 758 571,343
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 20,100 19,775,506
Intermediate Capital Group plc, 1.63%,
02/17/27
(d)
.................... EUR 600 536,952
JAB Holdings BV, 3.38%, 04/17/35
(d)
..... 100 88,526

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Kane Bidco Ltd., 5.00%, 02/15/27
(d)
...... EUR 200 $ 185,186
KB Securities Co. Ltd., 2.13%, 11/01/26
(d)
.. USD 400 364,116
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26
(d)
.................... 700 636,132
Morgan Stanley
(a)
(SOFR + 0.88%), 1.59%, 05/04/27 ..... 6,605 5,862,989
(SOFR + 1.43%), 2.80%, 01/25/52 ..... 11,751 8,158,319
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 162 135,056
3.88%, 02/15/31 ................. 40 34,200
Nasdaq, Inc., 1.75%, 03/28/29 ......... EUR 500 463,927
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... USD 126 120,964
Pingan Real Estate Capital Ltd., 2.75%,
07/29/24
(d)
.................... 305 277,550
S&P Global, Inc.
3.70%, 03/01/52
(b)
................ 1,050 896,388
2.30%, 08/15/60 ................. 604 368,119
Sherwood Financing plc, 4.50%, 11/15/26
(d)
. EUR 700 613,627
Sun Hung Kai & Co. BVI Ltd., 5.75%,
11/15/24
(d)
.................... USD 300 293,494
SURA Asset Management SA
(d)
4.88%, 04/17/24 ................. 400 396,325
4.88%, 04/17/24 ................. 1,318 1,305,891
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.55%),
4.49%, 05/12/26
(a)(b)
.............. 5,085 5,065,575
71,570,762
Chemicals — 0.8%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 155 126,073
Ashland Services BV, 2.00%, 01/30/28
(d)
... EUR 500 429,108
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 201 180,618
3.38%, 02/15/29 ................. 172 140,416
Bluestar Finance Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 3
Year + 5.63%), 3.10%
(a)(d)(k)
.......... 720 696,600
Braskem Netherlands Finance BV
(d)
4.50%, 01/10/28 ................. 267 241,372
5.88%, 01/31/50 ................. 529 417,712
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 800 741,949
5.75%, 11/15/28
(b)
................ USD 41 34,941
CNAC HK Finbridge Co. Ltd.
(d)
2.00%, 09/22/25 ................. 400 373,844
3.88%, 06/19/29 ................. 900 841,221
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 259 207,122
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 615 507,455
Equate Petrochemical BV
2.63%, 04/28/28
(d)
................ 200 176,500
2.63%, 04/28/28
(b)
................ 1,323 1,167,548
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 121 101,848
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(d)
.................... EUR 360 317,711
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 135 125,213
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(d)
.................... 600 546,007
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 128 127,360
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 166,160
Herens Midco SARL, 5.25%, 05/15/29
(d)
... EUR 475 324,789
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 107 84,530
INEOS Finance plc
(d)
2.13%, 11/15/25 ................. EUR 1,000 941,338
2.88%, 05/01/26 ................. 700 638,407
Security
Par (000)
Par (000) Value
Chemicals (continued)
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. USD 167 $ 152,745
Kronos International, Inc., 3.75%, 09/15/25
(d)
EUR 400 373,785
LG Chem Ltd., 2.38%, 07/07/31
(d)
....... USD 700 581,728
Lune Holdings SARL, 5.63%, 11/15/28
(d)
... EUR 300 252,426
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 196 170,579
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
EUR 100 98,769
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
396 380,233
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 127 120,713
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ................. EUR 136 115,203
5.38%, 10/01/29 ................. 127 95,361
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(d)
.................... USD 1,147 964,770
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK),
(a)(d)(j)(k)
.............. 477 11,998
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 380 135,850
PPG Industries, Inc., 1.88%, 06/01/25 .... EUR 600 616,073
SABIC Capital I BV, 2.15%, 09/14/30
(d)
.... USD 200 169,000
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 67 50,082
4.38%, 02/01/32 ................. 29 22,047
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29
(d)
............... 824 785,529
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
................... 250 191,297
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
744 547,770
15,491,800
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 8,116
4.88%, 07/15/32 ................. 13 10,348
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 865 793,750
9.75%, 07/15/27
(b)
................ 1,325 1,121,400
3.63%, 06/01/28
(d)
................ EUR 431 339,861
4.63%, 06/01/28
(b)
................ USD 1,164 941,922
4.88%, 06/01/28
(d)
................ GBP 314 299,766
6.00%, 06/01/29
(b)
................ USD 1,118 811,860
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 115,159
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 75 69,555
5.75%, 07/15/29 ................. 131 101,419
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 282 275,895
5.00%, 02/01/28 ................. 198 179,429
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 53,884
Celestial Dynasty Ltd., 4.25%, 06/27/29
(d)
.. 500 453,062
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 215 196,725
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 137 111,480
Garda World Security Corp., 4.63%, 02/15/27
(b)
49 42,140
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 ................. 103 95,533
5.13%, 12/15/26 ................. 31 29,645
4.00%, 08/01/28 ................. 220 181,500
4.75%, 06/15/29 ................. 118 97,645
4.38%, 08/15/29 ................. 106 85,330
GLP China Holdings Ltd., 4.97%, 02/26/24
(d)
300 297,806
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 99 92,213
Intrum AB
(d)
4.88%, 08/15/25 ................. EUR 107 101,408
3.50%, 07/15/26 ................. 651 568,831
ISS Global A/S, 1.50%, 08/31/27
(d)
...... 100 93,056
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 102 85,476

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... USD 88 $ 67,436
Nielsen Finance LLC, 5.63%, 10/01/28
(b)
... 126 117,016
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 123 120,233
6.25%, 01/15/28 ................. 54 45,176
Rentokil Initial plc, 0.50%, 10/14/28
(d)
..... EUR 500 431,875
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... USD 26 21,255
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
............... EUR 176 155,578
Verisure Holding AB, 3.50%, 05/15/23
(d)
... 400 406,605
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 154 136,798
9,156,186
Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 188 122,670
Ciena Corp., 4.00%, 01/31/30
(b)
........ 77 66,461
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 275 237,875
CommScope, Inc.
(b)
8.25%, 03/01/27 ................. 32 25,296
4.75%, 09/01/29 ................. 168 135,525
Nokia OYJ
2.00%, 03/15/24
(d)
................ EUR 200 206,698
4.38%, 06/12/27 ................. USD 611 577,210
3.13%, 05/15/28
(d)
................ EUR 500 477,189
6.63%, 05/15/39 ................. USD 79 78,111
ViaSat, Inc.
(b)
5.63%, 04/15/27 ................. 50 43,233
6.50%, 07/15/28 ................. 212 146,030
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 41 34,338
2,150,636
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 96 81,461
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 84,692
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(d)
............... 200 167,850
Heathrow Finance plc, 4.63%, 09/01/29
(c)(d)
. GBP 1,343 1,408,409
Heathrow Funding Ltd., 1.88%, 03/14/34
(d)
. EUR 100 83,569
Hongkong International Qingdao Co. Ltd.,
3.99%, 04/27/23
(d)
............... USD 200 199,163
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 184 165,542
Summit Digitel Infrastructure Pvt. Ltd., 2.88%,
08/12/31
(d)
.................... 200 153,702
2,344,388
Construction Materials — 0.1%
Inversiones CMPC SA
4.75%, 09/15/24
(d)
................ 600 594,000
3.85%, 01/13/30
(d)
................ 593 519,542
3.00%, 04/06/31
(b)
................ 525 421,512
1,535,054
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 444,666
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
.............. 276 224,556
BOC Aviation USA Corp., 1.63%, 04/29/24
(d)
1,200 1,149,636
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 93 77,204
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/24
(d)
800 794,576
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ................. EUR 146 147,263
5.38%, 02/15/26 ................. GBP 700 797,788
4.25%, 06/01/28 ................. 329 329,605
Ford Motor Credit Co. LLC
4.69%, 06/09/25 ................. USD 200 189,002
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.38%, 11/13/25 ................. USD 200 $ 180,094
4.39%, 01/08/26 ................. 700 644,742
4.95%, 05/28/27 ................. 200 185,750
3.82%, 11/02/27 ................. 200 170,000
3.63%, 06/17/31 ................. 200 155,000
General Motors Financial Co., Inc., 0.65%,
09/07/28
(d)
.................... EUR 500 409,017
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... USD 134 101,527
ICBCIL Finance Co. Ltd.
(d)
3.13%, 11/15/22 ................. 800 799,150
(LIBOR USD 3 Month + 1.05%), 2.53%,
11/20/24
(a)
................... 1,400 1,393,263
1.75%, 08/25/25 ................. 500 467,125
Lincoln Financing SARL, 3.63%, 04/01/24
(d)
. EUR 300 303,790
Navient Corp.
7.25%, 09/25/23 ................. USD 42 41,554
6.13%, 03/25/24 ................. 97 91,970
5.88%, 10/25/24 ................. 13 11,949
OneMain Finance Corp.
6.88%, 03/15/25 ................. 235 222,724
7.13%, 03/15/26 ................. 160 147,877
5.38%, 11/15/29 ................. 65 52,673
4.00%, 09/15/30 ................. 100 74,125
Shriram Transport Finance Co. Ltd., 5.95%,
10/24/22
(d)
.................... 681 672,283
SLM Corp., 3.13%, 11/02/26 .......... 126 101,740
Toyota Motor Credit Corp., 3.05%, 03/22/27 . 6,459 6,209,929
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
120 96,000
Volkswagen International Finance NV
(a)(d)(k)
(EUR Swap Annual 10 Year + 3.37%),
3.88% ...................... EUR 400 367,411
(EUR Swap Annual 5 Year + 2.92%), 3.75% 1,300 1,157,985
(EUR Swap Annual 10 Year + 3.98%),
4.63% ...................... 400 368,903
(EUR Swap Annual 9 Year + 3.36%), 4.38% 700 588,580
19,169,457
Containers & Packaging — 0.4%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 610 452,489
Ardagh Metal Packaging Finance USA LLC
3.25%, 09/01/28
(b)
................ 200 170,714
3.00%, 09/01/29
(d)
................ EUR 251 195,673
4.00%, 09/01/29
(b)
................ USD 775 621,937
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 200 184,999
2.13%, 08/15/26
(d)
................ EUR 300 254,626
4.75%, 07/15/27
(d)
................ GBP 176 153,684
5.25%, 08/15/27
(b)
................ USD 200 142,612
Ball Corp.
2.88%, 08/15/30 ................. 40 32,196
3.13%, 09/15/31 ................. 89 71,791
Berry Global, Inc., 1.00%, 01/15/25
(d)
..... EUR 200 192,152
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. USD 186 174,771
8.75%, 04/15/30 ................. 201 173,377
Crown Americas LLC, 4.75%, 02/01/26 ... 75 71,372
Crown European Holdings SA, 2.25%,
02/01/23
(d)
.................... EUR 500 518,368
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. USD 23 21,716
3.50%, 03/01/29 ................. 113 94,886
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
.. EUR 493 421,061
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 115 92,854
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 108 103,140

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
OI European Group BV, 2.88%, 02/15/25
(d)
. EUR 500 $ 474,502
Sealed Air Corp.
4.50%, 09/15/23
(d)
................ 100 105,624
4.00%, 12/01/27
(b)
................ USD 77 69,416
Silgan Holdings, Inc.
4.13%, 02/01/28 ................. 36 32,282
2.25%, 06/01/28 ................. EUR 1,000 824,014
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27
(d)
.................... 1,000 933,158
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. USD 200 188,942
8.50%, 08/15/27 ................. 482 451,925
Verallia SA
(d)
1.63%, 05/14/28 ................. EUR 500 429,370
1.88%, 11/10/31 ................. 500 389,942
8,043,593
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. USD 26 22,269
3.88%, 11/15/29 ................. 58 46,371
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 84,665
153,305
Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 47,520
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 78 61,982
Service Corp. International, 4.00%, 05/15/31 108 92,205
Sotheby's, 5.88%, 06/01/29
(b)
.......... 608 521,858
723,565
Diversified Financial Services — 0.6%
China Cinda 2020 I Management Ltd.
(d)
3.25%, 01/28/27 ................. 1,000 932,140
3.00%, 01/20/31 ................. 271 223,006
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(d)
............... 500 450,562
CITIC Securities Finance MTN Co. Ltd., 1.75%,
06/03/23
(d)
.................... 200 196,616
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(d)
.................... 1,800 1,583,154
CK Hutchison International 21 Ltd., 2.50%,
04/15/31
(d)
.................... 300 259,899
Doha Finance Ltd., 2.38%, 03/31/26
(d)
.... 600 553,140
Far East Horizon Ltd., 4.25%, 10/26/26
(d)
.. 200 179,725
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ................. EUR 225 209,193
7.75%, 11/01/25 ................. GBP 496 540,384
Inversiones La Construccion SA, 4.75%,
02/07/32
(b)
.................... USD 138 102,448
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 357 293,632
JIC Zhixin Ltd.
(d)
1.50%, 08/27/25 ................. 700 647,885
3.50%, 11/24/27 ................. 200 191,920
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 87 77,430
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(e)
(m)
......................... 955 191,000
REC Ltd., 5.25%, 11/13/23
(d)
.......... 800 809,650
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 87 83,829
7.38%, 09/01/25 ................. 147 136,342
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 194 171,688
Temasek Financial I Ltd., 2.38%, 08/02/41
(d)
. 2,000 1,554,680
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,544 1,501,540
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Vertex Capital Investment Ltd., 4.75%,
04/03/24
(d)
.................... USD 200 $ 201,225
Xi Yang Overseas Ltd., 4.30%, 06/05/24
(d)
.. 200 200,413
11,291,501
Diversified Telecommunication Services — 2.1%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,600 1,342,624
Altice France SA
2.50%, 01/15/25
(d)
................ EUR 300 274,099
8.13%, 02/01/27
(b)
................ USD 360 331,340
5.50%, 01/15/28
(b)
................ 296 238,535
4.13%, 01/15/29
(d)
................ EUR 254 200,429
4.25%, 10/15/29
(d)
................ 1,073 836,883
5.50%, 10/15/29
(b)
................ USD 263 200,908
AT&T, Inc.
2.45%, 03/15/35 ................. EUR 100 90,760
3.65%, 09/15/59 ................. USD 165 123,576
British Telecommunications plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81
(d)
.............. 600 522,260
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81
(b)
.............. 800 680,000
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 59 55,681
5.00%, 02/01/28
(b)
................ 27 24,913
5.38%, 06/01/29
(b)
................ 258 230,611
4.75%, 03/01/30
(b)
................ 569 486,637
4.75%, 02/01/32
(b)
................ 291 238,271
4.50%, 05/01/32 ................. 28 22,671
4.50%, 06/01/33
(b)
................ 197 155,240
4.25%, 01/15/34
(b)
................ 320 247,200
Cellnex Telecom SA
(d)
1.00%, 04/20/27 ................. EUR 200 171,491
1.75%, 10/23/30 ................. 800 596,545
0.75%, 11/20/31
(i)
................ 4,600 3,282,877
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 179 152,254
Deutsche Telekom International Finance BV,
7.50%, 01/24/33 ................ EUR 300 430,109
eircom Finance DAC, 1.75%, 11/01/24
(d)
... 226 219,336
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 30 26,973
5.00%, 05/01/28 ................. 256 217,600
6.75%, 05/01/29 ................. 198 162,855
6.00%, 01/15/30 ................. 94 72,328
8.75%, 05/15/30 ................. 235 237,583
Global Switch Finance BV, 1.38%, 10/07/30
(d)
EUR 200 169,454
Global Switch Holdings Ltd., 1.50%, 01/31/24
(d)
500 510,504
HKT Capital No. 2 Ltd., 3.63%, 04/02/25
(d)
.. USD 500 493,844
HKT Capital No. 4 Ltd., 3.00%, 07/14/26
(d)
.. 400 383,325
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 200 179,994
7.00%, 10/15/28 ................. 254 220,964
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 32 27,563
4.25%, 07/01/28 ................. 4 3,205
3.63%, 01/15/29 ................. 20 15,421
3.75%, 07/15/29 ................. 343 265,209
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(d)
EUR 1,614 1,411,825
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 58 57,457
Series Y, 7.50%, 04/01/24 .......... 25 24,656
5.13%, 12/15/26
(b)
................ 66 55,560
4.00%, 02/15/27
(b)
................ 134 113,331

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50%, 01/15/29
(b)
................ USD 405 $ 301,480
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
................... 529 489,589
Ooredoo International Finance Ltd., 3.75%,
06/22/26
(d)
.................... 1,139 1,121,417
Sprint Capital Corp.
6.88%, 11/15/28 ................. 646 679,282
8.75%, 03/15/32 ................. 293 352,619
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 183 181,014
4.13%, 06/15/29 ................. 260 257,359
Telecom Italia Capital SA, 6.38%, 11/15/33 . 379 292,664
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 400 432,253
Telecom Italia SpA
4.00%, 04/11/24
(d)
................ 400 411,844
2.75%, 04/15/25
(d)
................ 400 387,742
2.88%, 01/28/26
(d)
................ 554 520,818
3.63%, 05/25/26
(d)
................ 646 626,203
2.38%, 10/12/27
(d)
................ 500 427,711
1.63%, 01/18/29
(d)
................ 325 245,936
5.25%, 03/17/55 ................. 700 583,184
Telefonica Emisiones SA, 2.59%, 05/25/31
(d)
1,100 1,097,782
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26
(d)
.................... USD 600 533,362
Verizon Communications, Inc.
3.25%, 02/17/26 ................. EUR 500 542,058
2.10%, 03/22/28 ................. USD 7,289 6,474,247
3.88%, 02/08/29 ................. 325 314,433
4.50%, 08/10/33 ................. 500 487,476
2.99%, 10/30/56 ................. 10,751 7,464,120
Virgin Media Finance plc, 3.75%, 07/15/30
(d)
EUR 215 167,540
Virgin Media Secured Finance plc
5.50%, 05/15/29
(b)
................ USD 200 178,810
4.25%, 01/15/30
(d)
................ GBP 251 245,809
4.50%, 08/15/30
(b)
................ USD 300 246,513
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 783 649,569
6.13%, 03/01/28 ................. 790 570,467
42,088,202
Electric Utilities — 1.1%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 644 556,577
China Huadian Overseas Development
Management Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.78%), 4.00%
(a)(d)(k)
............. 800 792,000
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.65%), 3.08%
(a)(d)(k)
.......... 400 383,000
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(d)
............... 358 282,583
CLP Power HK Finance Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.04%), 3.55%
(a)(d)(k)
.......... 400 379,075
CLP Power Hong Kong Financing Ltd., 2.13%,
06/30/30
(d)
.................... 400 338,450
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 608,287
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(k)
.......... 120 95,476
Enel SpA, Series 6.5Y, (EUR Swap Annual 5
Year + 1.72%), 1.38%
(a)(d)(k)
.......... EUR 500 396,710
FirstEnergy Corp., Series B, 2.25%, 09/01/30 USD 39 30,907
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. USD 474 $ 443,053
4.55%, 04/01/49 ................. 158 127,131
Iberdrola International BV, Series NC6, (EUR
Swap Annual 5 Year + 1.83%), 1.45%
(a)(d)(k)
EUR 500 433,346
India Green Power Holdings, 4.00%, 02/22/27
(d)
USD 440 341,000
Interchile SA, 4.50%, 06/30/56
(b)
........ 590 483,542
Korea Western Power Co. Ltd., 4.13%,
06/28/25
(d)
.................... 450 451,439
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(d)
.. 414 385,022
Minejesa Capital BV, 4.63%, 08/10/30
(d)
... 800 712,088
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 358 288,033
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
3,534 2,836,930
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 118,618
4.25%, 09/15/24 ................. 2 1,905
NRG Energy, Inc., 3.88%, 02/15/32
(b)
..... 36 28,594
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 127,647
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 2,958,354
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 206 179,220
SP PowerAssets Ltd., 3.00%, 09/26/27
(d)
... 300 289,113
SPIC MTN Co. Ltd., 1.63%, 07/27/25
(d)
.... 400 371,844
SSE plc
(a)(d)(k)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 3.76%), 3.74% ... GBP 400 434,372
(EUR Swap Annual 5 Year + 2.70%), 4.00% EUR 725 654,916
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(d)
................ USD 600 508,425
4.85%, 10/14/38
(b)
................ 1,191 1,009,224
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
............... 658 616,326
State Grid Europe Development 2014 plc
3.13%, 04/07/25
(d)
................ 1,260 1,247,690
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(d)
............... 1,100 992,233
Texas Competitive Electric Holdings Co. LLC,
0.00%, 12/31/49
(a)(e)(g)(m)
............ 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(d)
............... 500 490,980
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 428,701
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
56 46,851
20,869,662
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
.................... EUR 279 207,545
Foxconn Far East Ltd., 2.50%, 10/28/30
(d)
.. USD 750 638,109
Orano SA, 2.75%, 03/08/28
(d)
......... EUR 1,000 884,208
Sensata Technologies BV
(b)
5.63%, 11/01/24 ................. USD 123 121,421
5.00%, 10/01/25 ................. 42 40,320
4.00%, 04/15/29 ................. 254 215,412
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 323 262,250
2,369,265
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc., 3.75%,
06/02/31
(d)
.................... 735 562,158
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... 212 184,970
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
58 49,368

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(d)(i)(l)
.................. USD 400 $ 386,600
1,183,096
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 151 137,692
6.25%, 04/01/28 ................. 205 181,487
CGG SA, 7.75%, 04/01/27
(d)
.......... EUR 170 151,429
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. USD 69 61,193
7.50%, 01/15/28 ................. 157 135,020
Saipem Finance International BV, 2.63%,
01/07/25
(d)
.................... EUR 300 260,965
Transocean, Inc., 11.50%, 01/30/27
(b)
..... USD 104 97,617
USA Compression Partners LP, 6.88%,
09/01/27 ..................... 192 170,400
Vallourec SA, 8.50%, 06/30/26
(d)
........ EUR 300 290,334
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. USD 17 15,258
8.63%, 04/30/30 ................. 96 79,659
1,581,054
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 124 104,780
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 243 189,540
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 58 55,390
6.50%, 05/15/27 ................. 115 113,093
4.75%, 10/15/27 ................. 7 6,206
3.75%, 01/15/28 ................. 307 264,787
Magallanes, Inc., 3.43%, 03/15/24
(b)
..... 2,935 2,877,274
Netflix, Inc., 3.88%, 11/15/29
(d)
......... EUR 1,000 942,579
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(d)
GBP 344 363,267
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 141 116,325
Ubisoft Entertainment SA, 0.88%, 11/24/27
(d)
EUR 500 430,622
Walt Disney Co. (The), 2.75%, 09/01/49 ... USD 7,597 5,422,690
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 26 21,620
10,908,173
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.
3.13%, 01/15/27 ................. 1,000 928,108
3.65%, 03/15/27 ................. 3,833 3,639,938
3.10%, 06/15/50 ................. 4,728 3,268,419
2.95%, 01/15/51 ................. 6,233 4,220,262
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 133 110,288
Crown Castle International Corp.
2.90%, 03/15/27 ................. 4,026 3,712,576
3.80%, 02/15/28 ................. 6,683 6,305,249
3.30%, 07/01/30 ................. 865 762,857
3.25%, 01/15/51 ................. 9,033 6,479,681
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 102 87,108
Diversified Healthcare Trust, 9.75%, 06/15/25 16 15,780
Equinix, Inc.
1.80%, 07/15/27 ................. 7,864 6,823,514
2.95%, 09/15/51 ................. 6,749 4,553,782
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 89 74,376
GLP Capital LP, 3.25%, 01/15/32 ....... 1,570 1,258,308
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 114 98,040
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 157 126,717
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(d)
.................... 700 674,537
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
. USD 334 $ 290,580
MPT Operating Partnership LP
5.00%, 10/15/27 ................. 85 77,747
4.63%, 08/01/29 ................. 296 259,740
3.50%, 03/15/31 ................. 282 222,261
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 111 98,469
4.50%, 02/15/29
(b)
................ 113 95,813
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 102,677
SBA Communications Corp.
3.88%, 02/15/27 ................. 197 179,820
3.13%, 02/01/29 ................. 9 7,366
Service Properties Trust
4.35%, 10/01/24 ................. 27 21,940
7.50%, 09/15/25 ................. 34 31,153
Trust Fibra Uno, 4.87%, 01/15/30
(b)
...... 475 401,316
Uniti Group LP
(b)
4.75%, 04/15/28 ................. 50 41,120
6.00%, 01/15/30 ................. 295 204,081
VICI Properties LP, 5.13%, 05/15/32 ..... 5,900 5,559,806
50,733,429
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc., 3.25%, 03/15/26
(b)
... 259 225,576
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ................. GBP 749 706,612
4.50%, 02/16/26 ................. 354 344,740
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
.................... EUR 500 199,897
6.63%, 01/15/26 ................. 100 75,976
5.25%, 04/15/27 ................. 375 262,402
CK Hutchison Europe Finance 18 Ltd., 2.00%,
04/13/30
(d)
.................... 500 467,091
Iceland Bondco plc
(d)
4.63%, 03/15/25 ................. GBP 276 259,281
4.38%, 05/15/28 ................. 176 141,402
Market Bidco Finco plc, 5.50%, 11/04/27
(d)
.. 841 778,050
Ocado Group plc, 3.88%, 10/08/26
(d)
..... 491 479,333
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 128 106,880
Quatrim SASU, 5.88%, 01/15/24
(d)
...... EUR 100 99,336
Tesco Corporate Treasury Services plc, 0.38%,
07/27/29
(d)
.................... 500 404,794
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. USD 143 142,643
4.75%, 02/15/29 ................. 21 18,358
Woolworths Group Ltd., 0.38%, 11/15/28
(d)
. EUR 500 424,236
5,136,607
Food Products — 0.8%
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(d)
.................... USD 600 560,958
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
.................... 1,150 1,014,335
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,328 1,219,594
4.63%, 11/15/28 ................. 298 251,810
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 113 112,621
General Mills, Inc., 3.00%, 02/01/51 ..... 11,165 8,112,427
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 760 764,180
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31
(d)
.................... 647 503,114
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 238 195,252
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(e)(m)
................. 1,400 980,000

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Kraft Heinz Foods Co.
2.25%, 05/25/28
(d)
................ EUR 600 $ 589,692
6.50%, 02/09/40 ................. USD 145 156,685
4.38%, 06/01/46 ................. 200 166,681
4.88%, 10/01/49 ................. 12 10,599
5.50%, 06/01/50 ................. 117 112,310
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 65 61,172
4.13%, 01/31/30 ................. 35 30,295
4.38%, 01/31/32 ................. 256 222,720
Mondelez International, Inc., 0.75%, 03/17/33 EUR 500 393,662
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... USD 78 60,938
Post Holdings, Inc., 5.50%, 12/15/29
(b)
.... 18 16,092
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 548 578,692
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 155 131,037
Tingyi Cayman Islands Holding Corp., 1.63%,
09/24/25
(d)
.................... 300 275,301
16,520,167
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 109 92,691
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 130 119,171
3.88%, 11/01/29 ................. 263 230,033
Baxter International, Inc., 3.13%, 12/01/51 . 11,386 8,229,172
Embecta Corp., 6.75%, 02/15/30
(b)
...... 112 100,837
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 10 8,547
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 92 78,357
5.25%, 10/01/29 ................. 542 445,145
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,380
9,218,642
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 51,387
5.00%, 04/15/29 ................. 26 23,341
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 30,958
5.13%, 03/01/30 ................. 29 24,445
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
112 82,286
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 139 113,674
Centene Corp.
4.63%, 12/15/29 ................. 53 49,422
2.50%, 03/01/31 ................. 696 552,457
2.63%, 08/01/31 ................. 610 485,255
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
... EUR 251 215,245
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. USD 1,000 910,690
5.63%, 03/15/27 ................. 344 291,151
6.88%, 04/15/29 ................. 142 91,590
6.13%, 04/01/30 ................. 139 84,790
CVS Health Corp., 5.05%, 03/25/48 ...... 600 574,349
Elevance Health, Inc., 3.13%, 05/15/50 ... 10,909 8,234,816
Encompass Health Corp.
4.50%, 02/01/28 ................. 44 37,668
4.63%, 04/01/31 ................. 231 187,047
HCA, Inc.
3.13%, 03/15/27
(b)
................ 3,868 3,514,180
3.50%, 07/15/51 ................. 11,531 7,874,936
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 307 268,625
Kedrion SpA, 3.38%, 05/15/26
(d)
........ EUR 100 92,339
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 400 382,277
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 100 $ 96,661
4.38%, 02/15/27 ................. 53 45,411
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 133 122,360
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 69 61,636
3.88%, 11/15/30 ................. 49 41,884
3.88%, 05/15/32 ................. 159 133,335
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 153 131,197
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 104 95,001
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25
(d)
.................... EUR 1,000 953,634
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 102 87,057
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 111,838
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 267 244,716
10.00%, 04/15/27 ................ 1,000 968,645
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 219 210,240
6.25%, 02/01/27 ................. 34 31,294
5.13%, 11/01/27 ................. 127 114,300
4.63%, 06/15/28 ................. 48 41,797
6.13%, 10/01/28 ................. 99 84,722
4.25%, 06/01/29 ................. 31 26,109
6.13%, 06/15/30 ................. 102 94,103
27,868,868
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 275 238,678
4.00%, 10/15/30 ................. 123 98,708
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(k)
.................... EUR 100 91,174
0.70%, 12/07/27
(i)
................ 459 197,868
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 18 15,121
Boyd Gaming Corp., 4.75%, 12/01/27 .... 125 113,125
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 132 114,304
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 400 385,492
8.13%, 07/01/27 ................. 800 773,000
4.63%, 10/15/29 ................. 139 108,073
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 121 115,714
Carnival Corp.
10.13%, 02/01/26
(d)
............... EUR 828 857,073
10.50%, 02/01/26
(b)
............... USD 93 92,579
7.63%, 03/01/26
(b)
................ 41 31,756
7.63%, 03/01/26
(d)
................ EUR 506 414,588
5.75%, 03/01/27
(b)
................ USD 366 264,354
9.88%, 08/01/27
(b)
................ 152 148,200
4.00%, 08/01/28
(b)
................ 473 387,860
6.00%, 05/01/29
(b)
................ 180 126,470
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 122 111,072
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 456 414,960
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 66 64,020
6.50%, 10/01/28 ................. 93 88,269
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
.................... 678 387,646
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 29 25,810
Cirsa Finance International SARL, 4.50%,
03/15/27
(d)
.................... EUR 596 502,785

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere Finance 2 Luxembourg SA
(d)(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)
................... EUR 2,040 $ 2,193,927
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)
................... 463 432,368
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 2,120 1,686,245
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 134 114,235
6.75%, 01/15/30 ................. 99 75,983
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 ................. 456 358,359
5.95%, 10/19/25 ................. 680 414,800
Gamma Bidco SpA, 6.25%, 07/15/25
(d)
.... EUR 345 336,235
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(b)
................ USD 40 33,926
4.88%, 01/15/30 ................. 314 283,777
4.00%, 05/01/31
(b)
................ 21 17,451
3.63%, 02/15/32
(b)
................ 40 31,775
Inter Media & Communication SpA, 6.75%,
02/09/27
(d)
.................... EUR 180 167,866
InterContinental Hotels Group plc
(d)
2.13%, 05/15/27 ................. 500 482,094
3.38%, 10/08/28 ................. GBP 175 193,986
Life Time, Inc., 8.00%, 04/15/26
(b)(g)
...... USD 194 188,180
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
55 47,163
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 98,640
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 98 101,667
Melco Resorts Finance Ltd., 5.25%, 04/26/26
(d)
933 653,100
MGM China Holdings Ltd., 5.38%, 05/15/24
(d)
700 591,500
MGM Resorts International
6.00%, 03/15/23 ................. 186 185,568
5.75%, 06/15/25 ................. 23 21,908
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 92 74,980
Minor International PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 7.92%), 2.70%
(a)(d)(k)
............. 695 637,793
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 356 279,421
7.75%, 02/15/29 ................. 81 61,965
Powdr Corp., 6.00%, 08/01/25
(b)
........ 171 169,717
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 88,834
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 55,125
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 ................. 57 56,371
11.50%, 06/01/25 ................ 84 86,310
5.50%, 08/31/26 ................. 89 66,082
5.38%, 07/15/27 ................. 283 205,704
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 626 641,713
7.00%, 05/15/28 ................. 138 129,503
7.25%, 11/15/29 ................. 50 46,890
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
155 156,911
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 271 211,380
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ................. GBP 485 540,207
8.25%, 07/31/25 ................. 267 296,823
Studio City Finance Ltd.
(d)
6.00%, 07/15/25 ................. USD 318 201,930
5.00%, 01/15/29 ................. 575 286,709
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(d)
.................... 600 576,864
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 153,811
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... USD 250 $ 186,769
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 54,815
Wynn Macau Ltd., 4.88%, 10/01/24
(d)
..... 1,000 725,620
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
174 169,347
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 12 10,890
21,051,936
Household Durables — 0.5%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 45,900
4.63%, 08/01/29 ................. 110 82,500
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 137 103,582
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
122 107,858
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 89,732
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 90 88,200
KB Home, 7.25%, 07/15/30 ........... 24 22,741
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 96,362
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 54,920
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(d)
............... 900 847,557
Newell Brands, Inc., 5.75%, 04/01/46
(c)
.... 8,142 6,635,730
Nobel Bidco BV, 3.13%, 06/15/28
(d)
...... EUR 618 433,914
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
USD 82 55,145
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 79 65,608
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 204 153,000
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,748
5.70%, 06/15/28 ................. 65 56,094
8,940,591
Household Products — 0.0%
(b)
Energizer Holdings, Inc.
4.75%, 06/15/28 ................. 52 41,273
4.38%, 03/31/29 ................. 23 17,658
Spectrum Brands, Inc.
5.50%, 07/15/30 ................. 82 73,797
3.88%, 03/15/31 ................. 27 21,756
154,484
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd., 4.38%, 09/08/24
(d)
295 264,394
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 164 144,369
4.63%, 02/01/29 ................. 70 58,259
5.00%, 02/01/31 ................. 3 2,425
3.75%, 03/01/31 ................. 89 72,393
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 50 44,984
3.75%, 01/15/32 ................. 185 146,613
Colbun SA, 3.15%, 03/06/30
(d)
......... 1,853 1,542,622
2,276,059
Industrial Conglomerates — 0.2%
CITIC Ltd., 2.88%, 02/17/27
(d)
......... 300 283,728
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(d)
. 300 287,681
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 2,034 1,899,747
General Electric Co., 1.88%, 05/28/27 .... EUR 500 496,855
2,968,011

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Insurance — 0.5%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ USD 75 $ 58,709
AIA Group Ltd.
(d)
3.20%, 03/11/25 ................. 600 591,862
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.76%),
2.70%
(a)(k)
.................... 915 814,350
3.38%, 04/07/30 ................. 400 374,450
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 538 465,677
6.75%, 10/15/27 ................. 418 370,925
5.88%, 11/01/29 ................. 993 824,001
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 129 105,641
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 241 236,608
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
..... 800 795,000
AXA SA, (EURIBOR 3 Month + 2.40%), 1.38%,
10/07/41
(a)(d)
................... EUR 2,400 1,923,936
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(d)(k)
.............. 200 200,997
CNP Assurances, (EURIBOR 3 Month +
4.60%), 4.50%, 06/10/47
(a)(d)
......... 100 105,716
FWD Group Ltd., 5.75%, 07/09/24
(d)
..... USD 400 394,200
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
..... GBP 655 729,558
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 79 73,956
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 178 167,391
5.63%, 12/01/29 ................. 152 125,560
Kyobo Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 5.90%
(a)(d)(k)
.......... 200 198,750
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)(d)
... EUR 200 188,365
Muang Thai Life Assurance PCL, (US Treasury
Yield Curve Rate T Note Constant Maturity
10 Year + 2.40%), 3.55%, 01/27/37
(a)(d)
.. USD 275 248,034
NFP Corp.
(b)
4.88%, 08/15/28 ................. 254 217,544
6.88%, 08/15/28 ................. 606 499,974
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
99 86,130
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(d)(k)
.......... 800 764,000
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(d)
............... 200 182,000
10,743,334
Interactive Media & Services — 0.3%
Baidu, Inc.
4.13%, 06/30/25 ................. 600 599,628
1.72%, 04/09/26 ................. 1,400 1,278,921
Tencent Holdings Ltd.
(d)
1.81%, 01/26/26 ................. 1,000 923,625
3.58%, 04/11/26 ................. 800 783,900
3.60%, 01/19/28 ................. 1,419 1,349,866
2.39%, 06/03/30 ................. 900 756,169
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 266 250,773
5.00%, 03/01/30 ................. 175 166,031
Weibo Corp., 3.50%, 07/05/24 ......... 800 778,576
6,887,489
Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 ................. 500 496,670
3.40%, 12/06/27 ................. 626 598,343
4.00%, 12/06/37 ................. 700 603,176
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc., 2.70%, 06/03/60 ..... USD 7,597 $ 5,145,672
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 105 79,947
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 29 24,450
JD.com, Inc., 3.88%, 04/29/26 ......... 500 489,080
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 44,423
4.13%, 08/01/30 ................. 131 109,399
3.63%, 10/01/31 ................. 156 122,850
Rakuten Group, Inc.
(EUR Swap Annual 5 Year + 4.74%),
4.25%
(a)(d)(k)
................... EUR 800 578,569
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
.................... GBP 386 356,318
8,648,897
IT Services — 0.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 261 216,583
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 111,915
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
131 113,315
Block, Inc., 3.50%, 06/01/31
(b)
......... 458 364,962
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 61 53,985
4.00%, 07/01/29 ................. 95 82,833
CA Magnum Holdings
5.38%, 10/31/26
(d)
................ 300 259,500
5.38%, 10/31/26
(b)
................ 277 239,605
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
... EUR 468 429,457
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... USD 105 75,769
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 16 14,691
3.75%, 10/01/30 ................. 80 68,100
Global Payments, Inc.
2.15%, 01/15/27 ................. 8,745 7,761,733
2.90%, 05/15/30 ................. 3,260 2,750,739
HCL America, Inc., 1.38%, 03/10/26
(d)
.... 800 719,900
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 400 319,916
Nexi SpA, 0.00%, 02/24/28
(d)(i)(l)
........ EUR 1,300 886,816
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 98 80,708
6.00%, 02/15/28 ................. 84 60,364
10.75%, 06/01/28 ................ 109 96,987
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 74 69,614
Twilio, Inc., 3.88%, 03/15/31 .......... 207 170,314
United Group BV
(d)
4.88%, 07/01/24 ................. EUR 1,000 951,549
4.00%, 11/15/27 ................. 499 396,044
5.25%, 02/01/30 ................. 311 240,324
Wipro IT Services LLC, 1.50%, 06/23/26
(d)
.. USD 1,050 936,141
17,471,864
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 14 12,580
6.20%, 10/01/40 ................. 134 127,970
5.45%, 11/01/41 ................. 21 18,433
158,983
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 78 70,068
3.75%, 03/15/29 ................. 32 27,771
Syneos Health, Inc., 3.63%, 01/15/29 .... 235 199,005
296,844

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Machinery — 0.2%
Alstom SA, 0.00%, 01/11/29
(d)
......... EUR 500 $ 417,547
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. USD 108 101,520
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 121,590
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 167 161,990
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 85,489
Novafives SAS, 5.00%, 06/15/25
(d)
...... EUR 300 204,350
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 144 82,706
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 130,190
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
80 77,000
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 74,800
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,180 1,084,656
Titan International, Inc., 7.00%, 04/30/28 .. 54 50,728
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 179,500
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
576 513,542
Wabash National Corp., 4.50%, 10/15/28
(b)
. 88 67,320
3,352,928
Marine — 0.1%
Misc Capital Two Labuan Ltd., 3.75%,
04/06/27
(d)
.................... 1,200 1,128,528
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 153 123,099
1,251,627
Media — 1.8%
Altice Financing SA
5.00%, 01/15/28
(b)
................ 269 216,771
4.25%, 08/15/29
(d)
................ EUR 649 511,790
5.75%, 08/15/29
(b)
................ USD 200 160,500
AMC Networks, Inc.
5.00%, 04/01/24 ................. 10 9,687
4.25%, 02/15/29 ................. 117 94,792
Bertelsmann SE & Co. KGaA, (EUR Swap
Annual 5 Year + 3.21%), 3.50%, 04/23/75
(a)(d)
EUR 500 441,601
Block Communications, Inc., 4.88%, 03/01/28
(b)
USD 254 214,630
Cable One, Inc.
1.13%, 03/15/28
(i)
................ 131 109,778
4.00%, 11/15/30
(b)
................ 204 167,582
Charter Communications Operating LLC
5.13%, 07/01/49 ................. 1,000 827,721
3.70%, 04/01/51 ................. 2,410 1,630,835
5.25%, 04/01/53 ................. 10,500 8,872,640
4.40%, 12/01/61 ................. 5,750 4,135,447
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 256 238,080
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 613 517,574
7.75%, 04/15/28 ................. 836 608,249
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 153 120,872
Comcast Corp.
3.75%, 04/01/40 ................. 910 797,580
4.05%, 11/01/52 ................. 260 227,220
2.94%, 11/01/56 ................. 448 311,313
2.99%, 11/01/63 ................. 6,299 4,296,377
CSC Holdings LLC
5.25%, 06/01/24 ................. 132 123,420
5.75%, 01/15/30
(b)
................ 450 327,388
4.50%, 11/15/31
(b)
................ 246 189,703
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 120 102,368
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 500 490,729
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ USD 128 100,331
5.75%, 12/01/28
(b)
................ 624 462,016
5.13%, 06/01/29 ................. 86 52,257
Security
Par (000)
Par (000) Value
Media (continued)
DISH Network Corp., 3.38%, 08/15/26
(i)
... USD 93 $ 62,821
GCI LLC, 4.75%, 10/15/28
(b)
.......... 167 144,697
Grupo Televisa SAB
4.63%, 01/30/26 ................. 562 561,754
5.00%, 05/13/45 ................. 1,133 1,056,523
Informa plc, 1.25%, 04/22/28
(d)
......... EUR 500 458,411
ITV plc
1.38%, 09/26/26
(d)
................ 600 560,609
JCDecaux SA, 2.63%, 04/24/28
(d)
....... 500 479,750
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(b)
.................... USD 200 167,000
Liberty Broadband Corp.
(b)(i)
1.25%, 09/30/50 ................. 258 240,972
2.75%, 09/30/50 ................. 317 301,525
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 112,240
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 282 246,397
4.25%, 01/15/29 ................. 17 13,543
4.63%, 03/15/30 ................. 11 8,667
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 245 211,258
6.50%, 09/15/28 ................. 491 379,482
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 88 73,747
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.63%
(a)(d)(k)
................... EUR 400 404,888
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 252 199,878
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 191 170,416
5.00%, 08/01/27 ................. 59 54,723
4.00%, 07/15/28 ................. 58 50,170
4.13%, 07/01/30 ................. 30 25,056
3.88%, 09/01/31 ................. 148 117,845
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 89,192
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
350 313,477
Summer BC Holdco B SARL, 5.75%,
10/31/26
(d)
.................... EUR 239 218,187
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 85,575
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 182 152,045
Tele Columbus AG, 3.88%, 05/02/25
(d)
.... 1,260 1,106,113
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 200 176,480
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 43,286
6.63%, 06/01/27 ................. 144 137,104
7.38%, 06/30/30 ................. 47 45,942
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
............... GBP 100 97,384
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 200 165,494
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 200 169,588
35,261,490
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd.
(d)
4.45%, 07/24/23 ................. 900 900,000
5.95%, 07/31/24 ................. 463 461,842
Allegheny Technologies, Inc., 5.13%, 10/01/31 160 122,567
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 672 573,720
ArcelorMittal SA, 1.75%, 11/19/25
(d)
...... EUR 600 590,190

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Arconic Corp.
(b)
6.00%, 05/15/25 ................. USD 94 $ 91,679
6.13%, 02/15/28 ................. 73 68,166
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 331 307,150
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 16 14,282
7.63%, 03/15/30 ................. 143 131,316
China Hongqiao Group Ltd., 6.25%, 06/08/24
(d)
300 276,994
Chinalco Capital Holdings Ltd.
(d)
2.13%, 06/03/26 ................. 300 276,759
2.95%, 02/24/27 ................. 300 282,789
Commercial Metals Co.
4.13%, 01/15/30 ................. 52 43,784
4.38%, 03/15/32 ................. 56 45,868
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 300 283,616
5.63%, 06/15/28
(b)
................ USD 250 223,686
3.75%, 04/15/29
(b)
................ 250 198,268
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 116 93,090
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 100 90,000
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 615 588,863
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 240,513
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 1,234 1,118,544
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 20 20,652
JSW Steel Ltd.
(d)
5.38%, 04/04/25 ................. 678 622,913
3.95%, 04/05/27 ................. 250 200,625
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 93 77,425
4.50%, 06/01/31 ................. 463 350,435
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 ................. 93 90,675
8.50%, 05/01/30 ................. 95 93,575
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 96 83,520
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 133 112,421
4.75%, 01/30/30 ................. 88 73,144
3.88%, 08/15/31 ................. 452 348,126
POSCO Holdings, Inc., 2.50%, 01/17/25
(d)
.. 500 481,812
United States Steel Corp., 6.88%, 03/01/29 . 38 33,158
Vale Overseas Ltd.
6.25%, 08/10/26 ................. 874 909,878
3.75%, 07/08/30 ................. 660 576,021
Vedanta Resources Finance II plc
(d)
8.00%, 04/23/23 ................. 723 601,355
13.88%, 01/21/24 ................ 523 465,470
12,164,891
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 57 49,479
Multiline Retail — 0.0%
(b)
Falabella SA, 3.38%, 01/15/32 ......... 690 562,350
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 117 107,825
670,175
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(k)
.......... 4,445 3,656,013
Engie SA
(d)
(EUR Swap Annual 5 Year + 1.84%),
1.63%
(a)(k)
.................... EUR 500 457,838
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
2.00%, 09/28/37 ................. EUR 500 $ 398,467
4,512,318
Oil, Gas & Consumable Fuels — 2.7%
Adani Green Energy UP Ltd., 6.25%,
12/10/24
(d)
.................... USD 329 313,743
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 200 194,350
Aker BP ASA, 1.13%, 05/12/29
(d)
....... EUR 500 443,562
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. USD 94 87,420
5.38%, 06/15/29 ................. 125 111,945
Apache Corp.
4.25%, 01/15/30 ................. 138 122,303
5.35%, 07/01/49 ................. 129 101,928
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 405 508,349
5.88%, 06/30/29 ................. 63 55,440
BP Capital Markets plc
(a)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ...................... 496 466,984
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(d)
.. GBP 400 424,994
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ USD 146 135,171
5.85%, 11/15/43 ................. 74 52,540
Callon Petroleum Co.
9.00%, 04/01/25
(b)
................ 439 465,340
6.38%, 07/01/26 ................. 60 55,350
8.00%, 08/01/28
(b)
................ 406 390,003
7.50%, 06/15/30
(b)
................ 199 183,108
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 84 79,769
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 501,842
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 304 271,381
4.00%, 03/01/31 ................. 85 72,275
3.25%, 01/31/32
(b)
................ 281 221,288
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 694 624,996
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 16,031
6.75%, 04/15/29 ................. 146 141,186
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 325 314,438
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 113 101,418
CNOOC Finance 2015 USA LLC, 3.50%,
05/05/25 ..................... 600 597,113
CNOOC Finance Ltd., 2.88%, 09/30/29 ... 1,000 923,938
CNOOC Petroleum North America ULC, 7.88%,
03/15/32 ..................... 800 985,650
CNPC Global Capital Ltd., 1.35%, 06/23/25
(d)
500 466,645
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 99,120
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 7 6,539
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 115 109,323
5.88%, 07/01/29 ................. 80 70,100
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 289 258,779
5.88%, 01/15/30 ................. 170 146,200
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(d)
.................... 342 266,938
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 279 237,580
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 447 406,770
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 42 37,380

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 02/01/29 ................. USD 33 $ 28,795
8.00%, 04/01/29 ................. 65 60,370
CrownRock LP, 5.63%, 10/15/25
(b)
...... 194 182,360
Cullinan Holdco Scsp, 4.63%, 10/15/26
(d)
.. EUR 341 288,001
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ USD 29 28,420
6.75%, 09/15/37
(b)
................ 156 148,395
5.60%, 04/01/44 ................. 28 22,627
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 241 204,248
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 41 38,796
EIG Pearl Holdings Sarl, 3.55%, 08/31/36
(d)
. 200 171,500
Enbridge, Inc.
4.00%, 10/01/23 ................. 514 516,012
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 320,450
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
.................... 245 216,560
5.15%, 02/01/43 ................. 150 127,758
5.30%, 04/15/47 ................. 721 624,316
5.00%, 05/15/50 ................. 1,060 902,001
EnLink Midstream LLC, 5.38%, 06/01/29 .. 203 177,667
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 85 82,972
4.15%, 06/01/25 ................. 4 3,723
4.85%, 07/15/26 ................. 25 23,063
5.60%, 04/01/44 ................. 52 36,827
5.45%, 06/01/47 ................. 46 32,556
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 289,365
3.95%, 01/31/60 ................. 320 253,297
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 53 50,810
4.13%, 12/01/26 ................. 116 100,195
7.50%, 06/01/30
(b)
................ 31 29,780
4.75%, 01/15/31
(b)
................ 116 92,510
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(d)
.................... 1,727 1,395,956
Genesis Energy LP
6.50%, 10/01/25 ................. 12 11,070
7.75%, 02/01/28 ................. 60 51,903
Greenko Dutch BV, 3.85%, 03/29/26
(d)
.... 194 164,415
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
.................... 1,015 895,738
GS Caltex Corp., 4.50%, 01/05/26
(d)
..... 550 548,412
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 27,053
Hanwha Energy USA Holdings Corp., 4.13%,
07/05/25
(d)
.................... 575 577,018
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 47,901
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,191,391
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 97 81,234
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
.... 24 22,620
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
. 256 239,360
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 206 164,800
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 200 190,523
Matador Resources Co., 5.88%, 09/15/26 .. 403 387,396
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
650 589,875
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
.................... 680 630,402
Mongolian Mining Corp., 9.25%, 04/15/24
(b)
. 340 228,820
MPLX LP
1.75%, 03/01/26 ................. 4,251 3,827,345
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.95%, 03/14/52 ................. USD 7,621 $ 6,585,744
Murphy Oil Corp.
5.88%, 12/01/27 ................. 41 38,263
6.13%, 12/01/42
(c)
................ 16 11,960
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 591 558,495
6.50%, 09/30/26 ................. 127 115,032
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
21 18,900
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 132,765
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
382 360,035
NuStar Logistics LP
6.00%, 06/01/26 ................. 72 67,320
6.38%, 10/01/30 ................. 47 40,835
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 118 121,540
8.00%, 07/15/25 ................. 13 13,683
5.88%, 09/01/25 ................. 45 44,804
5.50%, 12/01/25 ................. 76 74,860
8.88%, 07/15/30 ................. 120 137,769
6.63%, 09/01/30 ................. 432 444,960
6.13%, 01/01/31 ................. 28 28,376
7.50%, 05/01/31 ................. 52 55,900
6.45%, 09/15/36 ................. 49 50,225
6.60%, 03/15/46 ................. 46 48,852
OMV AG, (EUR Swap Annual 5 Year + 2.83%),
2.50%
(a)(d)(k)
................... EUR 500 451,404
ONGC Videsh Ltd., 4.63%, 07/15/24
(d)
.... USD 300 301,369
Parkland Corp., 5.88%, 07/15/27
(b)
...... 62 56,265
PDC Energy, Inc., 6.13%, 09/15/24 ...... 20 19,864
Petronas Capital Ltd.
(d)
3.50%, 03/18/25 ................. 500 496,187
2.48%, 01/28/32 ................. 1,150 979,651
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(d)
.................... 600 541,500
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,165,920
Range Resources Corp., 4.88%, 05/15/25 .. 91 88,761
Reliance Industries Ltd.
(d)
4.13%, 01/28/25 ................. 750 749,437
4.13%, 01/28/25 ................. 1,150 1,149,138
3.67%, 11/30/27 ................. 412 398,043
2.88%, 01/12/32 ................. 500 415,570
Repsol International Finance BV, (EUR Swap
Annual 5 Year + 4.41%), 4.25%
(a)(d)(k)
.... EUR 811 726,654
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 118 107,376
Sinopec Group Overseas Development Ltd.
(d)
1.45%, 01/08/26 ................. 1,000 925,750
2.95%, 08/08/29 ................. 1,000 935,830
2.70%, 05/13/30 ................. 1,350 1,231,133
2.30%, 01/08/31 ................. 1,900 1,659,251
SK Battery America, Inc., 2.13%, 01/26/26
(d)
300 268,332
SM Energy Co.
6.75%, 09/15/26 ................. 9 8,490
6.63%, 01/15/27 ................. 24 22,440
6.50%, 07/15/28 ................. 121 111,285
Southwestern Energy Co.
5.95%, 01/23/25
(c)
................ 18 17,782
5.38%, 02/01/29 ................. 76 70,498
Sunoco LP
6.00%, 04/15/27 ................. 25 23,835
5.88%, 03/15/28 ................. 36 32,823
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 27,667
6.00%, 12/31/30 ................. 21 17,430
6.00%, 09/01/31 ................. 78 64,350
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
254 239,831

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... USD 38 $ 32,547
Thaioil Treasury Center Co. Ltd., 2.50%,
06/18/30
(d)
.................... 400 321,600
TotalEnergies SE, Series NC7, (EUR Swap
Annual 5 Year + 1.99%), 1.63%
(a)(d)(k)
.... EUR 500 416,626
UGI International LLC, 2.50%, 12/01/29
(d)
.. 388 304,921
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. USD 548 479,349
4.13%, 08/15/31 ................. 106 90,579
3.88%, 11/01/33 ................. 711 586,575
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 117 104,715
Western Midstream Operating LP
4.75%, 08/15/28 ................. 76 69,435
5.45%, 04/01/44 ................. 337 280,094
5.30%, 03/01/48 ................. 45 36,277
5.50%, 08/15/48 ................. 99 80,685
54,453,422
Paper & Forest Products — 0.1%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.13%, 08/31/26
(a)(d)
.............. EUR 100 98,728
Suzano Austria GmbH, 3.75%, 01/15/31 ... USD 1,275 1,029,817
1,128,545
Personal Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(d)
................ EUR 327 302,209
4.75%, 04/15/26
(d)
................ 251 225,553
6.50%, 04/15/26
(b)
................ USD 100 92,194
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 82 67,994
Unilever Finance Netherlands BV, 2.25%,
05/16/34
(d)
.................... EUR 1,450 1,403,776
2,091,726
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
(b)
6.13%, 02/01/27 ................. USD 47 39,950
7.00%, 01/15/28 ................. 23 13,167
5.00%, 02/15/29 ................. 122 63,440
7.25%, 05/30/29 ................. 35 18,988
Bayer AG, (EUR Swap Annual 5 Year + 3.11%),
3.13%, 11/12/79
(a)(d)
.............. EUR 500 398,876
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. USD 56 52,714
3.13%, 02/15/29 ................. 47 38,560
3.50%, 04/01/30 ................. 6 4,896
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................ EUR 387 344,585
Elanco Animal Health, Inc., 6.40%, 08/28/28
(c)
USD 28 26,653
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ................. EUR 286 270,475
4.13%, 05/15/28 ................. 285 255,359
Luye Pharma Group Ltd., 1.50%, 07/09/24
(d)(i)
USD 1,500 1,503,372
Mylan, Inc., 2.13%, 05/23/25
(d)
......... EUR 500 501,284
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ................. 798 673,193
7.25%, 09/30/25 ................. 182 158,909
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................ 1,002 925,139
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 200 177,000
5.13%, 04/30/31 ................. 200 172,566
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 144 100,807
Rossini SARL, 6.75%, 10/30/25
(d)
....... EUR 800 804,893
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(d)
................ EUR 444 $ 453,599
6.00%, 01/31/25 ................. 415 423,565
4.50%, 03/01/25 ................. 833 815,274
3.75%, 05/09/27 ................. 261 231,257
8,468,521
Professional Services — 0.1%
Bureau Veritas SA, 1.13%, 01/18/27
(d)
.... 500 457,849
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... USD 140 107,800
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 300 259,125
Intertrust Group BV, 3.38%, 11/15/25
(d)
.... EUR 1,000 993,211
KBR, Inc., 4.75%, 09/30/28
(b)
.......... USD 113 99,591
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 1,112 888,704
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 139 129,618
2,935,898
Real Estate Management & Development — 1.5%
ADLER Group SA, 2.75%, 11/13/26
(d)
..... EUR 1,100 577,525
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 9.22%), 6.88%
(a)(d)(k)
............. USD 620 133,300
Akelius Residential Property Financing BV,
1.00%, 01/17/28
(d)
............... EUR 500 439,395
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
....... USD 184 117,760
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(d)
.. 929 883,305
Aroundtown SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.98%), 3.38% EUR 400 309,112
(EUR Swap Annual 5 Year + 3.46%), 2.88% 500 358,741
AT Securities BV, (USD Swap Semi 5 Year +
3.55%), 5.25%
(a)(d)(k)
.............. USD 500 448,680
Celulosa Arauco y Constitucion SA
(d)
4.25%, 04/30/29 ................. 920 825,700
5.15%, 01/29/50 ................. 962 784,812
Central China Real Estate Ltd., 7.25%,
08/13/24
(d)
.................... 200 61,225
China Aoyuan Group Ltd., 8.50%, 01/23/22
(d)(e)
(m)
......................... 200 18,000
China Overseas Finance Cayman VIII Ltd.
(d)
2.38%, 03/02/25 ................. 400 378,575
2.75%, 03/02/30 ................. 978 830,872
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(d)
...... 550 493,556
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(d)(k)
............. 200 194,850
China SCE Group Holdings Ltd., 5.95%,
09/29/24
(d)
.................... 440 136,400
CIFI Holdings Group Co. Ltd.
(d)
5.50%, 01/23/23 ................. 500 414,000
6.55%, 03/28/24 ................. 300 199,500
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
.............. EUR 200 142,521
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)
.................... USD 1,300 1,031,306
Country Garden Holdings Co. Ltd.
(d)
3.13%, 10/22/25 ................. 600 295,500
7.25%, 04/08/26 ................. 850 450,925
2.70%, 07/12/26 ................. 600 276,000
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 95 88,231
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
............... EUR 1,500 1,297,781

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Dexin China Holdings Co. Ltd., 9.95%,
12/03/22
(d)
.................... USD 313 $ 188,250
DIC Asset AG, 2.25%, 09/22/26
(d)
....... EUR 600 418,132
Easy Tactic Ltd., 8.63%, 03/05/24
(d)
...... USD 315 53,511
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(d)(k)
.......... 950 875,959
ESR Group Ltd., 1.50%, 09/30/25
(d)(i)
..... 700 662,900
Fantasia Holdings Group Co. Ltd.
(d)(e)(m)
15.00%, 12/18/21 ................ 200 16,788
11.75%, 04/17/22 ................ 5,280 435,600
7.95%, 07/05/22 ................. 750 61,875
12.25%, 10/18/22 ................ 755 62,287
10.88%, 01/09/23 ................ 330 27,225
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
.... EUR 800 448,648
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,022 857,202
Global Prime Capital Pte. Ltd., 5.50%,
10/18/23
(d)
.................... 200 197,038
GLP Pte. Ltd.
(d)
3.88%, 06/04/25 ................. 800 770,424
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%),
4.50%
(a)(k)
.................... 500 422,125
Greenland Global Investment Ltd., 6.75%,
09/26/23
(d)
.................... 375 112,500
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 681 418,372
(EUR Swap Annual 5 Year + 3.15%), 2.63% 475 252,552
(EUR Swap Annual 5 Year + 3.27%), 3.00% 194 101,761
Heimstaden Bostad Treasury BV, 1.38%,
07/24/28
(d)
.................... 500 399,678
Hemso Fastighets AB, 1.75%, 06/19/29
(d)
.. 500 437,790
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 186 137,655
JGC Ventures Pte. Ltd.
(j)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 2 883
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(e)(m)
................. 1,792 829,607
KWG Group Holdings Ltd., 6.00%, 08/14/26
(d)
750 131,250
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(d)
400 317,950
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 894 894,447
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(e)(m)
................. 729 116,640
New Metro Global Ltd., 5.00%, 08/08/22
(d)
.. 300 289,500
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(d)(k)
............. 1,100 929,500
NWD MTN Ltd., 4.13%, 07/18/29
(d)
...... 250 220,750
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(d)
.................... 545 92,650
Realogy Group LLC, 5.25%, 04/15/30
(b)
... 99 73,260
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
.................... 200 48,000
RKPF Overseas Ltd.
(d)
7.88%, 02/01/23 ................. 300 222,000
6.70%, 09/30/24 ................. 350 192,500
Ronshine China Holdings Ltd.
(d)
7.35%, 12/15/23 ................. 200 25,000
7.10%, 01/25/25 ................. 710 71,000
Samhallsbyggnadsbolaget i Norden AB, 1.00%,
08/12/27
(d)
.................... EUR 500 332,724
Shui On Development Holding Ltd., 6.15%,
08/24/24
(d)
.................... USD 683 563,475
Sinic Holdings Group Co. Ltd.
(d)(e)(m)
8.50%, 01/24/22 ................. 1,100 22,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
10.50%, 06/18/22 ................ USD 1,309 $ 26,180
Sinochem Offshore Capital Co. Ltd.
(d)
2.25%, 11/24/26 ................. 400 366,360
2.38%, 09/23/31 ................. 250 201,978
Sino-Ocean Land Treasure IV Ltd.
(d)
3.25%, 05/05/26 ................. 1,235 531,050
4.75%, 08/05/29 ................. 660 264,000
Summit Properties Ltd., 2.00%, 01/31/25
(d)
. EUR 1,000 893,587
Sun Hung Kai Properties Capital Market Ltd.,
3.75%, 02/25/29
(d)
............... USD 500 482,594
Sunac China Holdings Ltd., 6.65%, 08/03/24
(d)(e)
(m)
......................... 484 67,760
Swire Pacific MTN Financing HK Ltd., 2.88%,
01/30/30
(d)
.................... 200 180,100
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(d)
.................... 400 400,075
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ................. 200 172,000
6.75%, 10/31/26 ................. 200 152,000
Times China Holdings Ltd., 5.75%, 01/14/27
(d)
700 94,500
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 ......... GBP 49 62,948
Series N, 6.46%, 03/30/32
(c)
......... 300 418,190
Vanke Real Estate Hong Kong Co. Ltd.
(d)
4.15%, 04/18/23 ................. USD 800 794,000
5.35%, 03/11/24 ................. 500 498,531
Westwood Group Holdings Ltd., 2.80%,
01/20/26
(d)
.................... 400 365,325
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 83 53,606
Yango Justice International Ltd., 10.25%,
09/15/22
(e)(m)
.................. 283 18,713
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23
(d)
500 469,900
Yuzhou Group Holdings Co. Ltd.
(d)(e)(m)
8.30%, 05/27/25 ................. 1,458 94,770
7.38%, 01/13/26 ................. 1,250 81,250
7.85%, 08/12/26 ................. 1,800 117,000
6.35%, 01/13/27 ................. 200 13,000
Zhenro Properties Group Ltd., 7.35%,
02/05/25
(d)(e)(m)
................. 372 24,180
30,762,577
Road & Rail — 0.6%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
35 29,113
Avis Budget Finance plc, 4.75%, 01/30/26
(d)
. EUR 300 283,217
CMB International Leasing Management Ltd.
(d)
3.00%, 07/03/24 ................. USD 600 588,112
1.25%, 09/16/24 ................. 700 659,267
1.88%, 08/12/25 ................. 500 466,344
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 90 69,300
Loxam SAS
(d)
4.25%, 04/15/24 ................. EUR 500 501,822
4.50%, 02/15/27 ................. 756 679,149
5.75%, 07/15/27 ................. 400 328,022
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 77 64,488
Norfolk Southern Corp., 3.16%, 05/15/55 .. 1,119 813,214
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 4 3,170
Penske Truck Leasing Co. LP, 4.40%,
07/01/27
(b)
.................... 5,075 4,974,852
SF Holding Investment 2021 Ltd., 2.38%,
11/17/26
(d)
.................... 800 738,472
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 171 169,370
0.00%, 12/15/25
(i)(l)
............... 160 127,635
7.50%, 09/15/27
(b)
................ 159 154,036
6.25%, 01/15/28
(b)
................ 587 542,881

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.50%, 08/15/29
(b)
................ USD 159 $ 130,778
Union Pacific Corp., 3.75%, 02/05/70 ..... 175 138,849
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 78 66,495
11,528,586
Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG
(d)(i)
0.00%, 03/05/25
(l)
................ EUR 1,000 816,123
2.13%, 11/03/27 ................. 400 300,158
Broadcom, Inc.
(b)
1.95%, 02/15/28 ................. USD 2,662 2,266,659
3.75%, 02/15/51 ................. 11,120 8,238,435
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 405 377,147
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 86 75,895
3.63%, 05/01/29 ................. 10 8,362
KLA Corp., 3.30%, 03/01/50 .......... 560 443,518
Microchip Technology, Inc., 1.63%, 02/15/25
(i)
69 171,660
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,384,188
SK Hynix, Inc.
(d)
1.00%, 01/19/24 ................. 1,200 1,140,924
1.50%, 01/19/26 ................. 500 447,985
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 144 116,925
TSMC Global Ltd., 2.25%, 04/23/31
(d)
..... 1,150 973,234
16,761,213
Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 120,659
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................ EUR 200 196,259
7.13%, 10/02/25
(b)
................ USD 328 314,080
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 120 109,452
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 203 195,387
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 191 185,975
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 358 299,112
4.88%, 07/01/29 ................. 158 129,718
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
317 257,648
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 68,492
Elastic NV, 4.13%, 07/15/29
(b)
......... 34 28,383
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 74 65,552
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 158,728
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 128 101,930
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
348 289,393
NCR Corp.
(b)
5.00%, 10/01/28 ................. 128 108,531
6.13%, 09/01/29 ................. 29 25,081
Open Text Corp., 3.88%, 12/01/29
(b)
..... 87 73,224
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
102 88,235
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 5,916,371
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 65 58,738
SAP SE, 1.38%, 03/13/30
(d)
........... EUR 500 478,798
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
USD 481 448,561
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 287 215,378
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
367 307,415
10,241,100
Specialty Retail — 1.0%
Advance Auto Parts, Inc., 3.50%, 03/15/32 . 4,855 4,163,782
Arko Corp., 5.13%, 11/15/29
(b)
......... 67 50,754
Asbury Automotive Group, Inc.
4.75%, 03/01/30 ................. 51 41,935
5.00%, 02/15/32
(b)
................ 114 93,195
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. USD 104 $ 84,500
6.75%, 07/01/36 ................. 8 6,399
Carvana Co.
(b)
5.50%, 04/15/27 ................. 208 134,230
10.25%, 05/01/30 ................ 123 100,860
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
.................... GBP 516 493,080
Douglas GmbH, 6.00%, 04/08/26
(d)
...... EUR 440 355,045
Dufry One BV, 0.75%, 03/30/26
(d)(i)
...... CHF 600 476,260
eG Global Finance plc
3.63%, 02/07/24
(d)
................ EUR 195 186,414
4.38%, 02/07/25
(d)
................ 189 176,275
6.75%, 02/07/25
(b)
................ USD 1,200 1,131,462
6.25%, 10/30/25
(d)
................ EUR 668 627,355
Goldstory SASU, 5.38%, 03/01/26
(d)
..... 400 352,845
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 36,774
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 77 60,039
JMH Co. Ltd., 2.50%, 04/09/31
(d)
....... 400 339,940
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 57 36,697
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 100 76,110
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,888,842
4.45%, 04/01/62 ................. 6,225 5,317,449
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 98,107
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
.................... 27 22,482
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 250 225,127
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 176 143,091
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 354 309,750
6.13%, 07/01/29 ................. 225 177,520
6.00%, 12/01/29 ................. 93 73,026
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,126 933,308
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 339 271,200
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 102 84,915
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(d)
.................... 400 372,950
19,941,718
Technology Hardware, Storage & Peripherals — 0.0%
Lenovo Group Ltd., 3.42%, 11/02/30
(d)
.... 200 170,537
Xerox Corp., 4.80%, 03/01/35 ......... 39 29,927
Xiaomi Best Time International Ltd., 4.10%,
07/14/51
(d)
.................... 200 134,424
334,888
Textiles, Apparel & Luxury Goods — 0.1%
Chanel Ceres plc, 1.00%, 07/31/31
(d)
..... EUR 500 431,678
Crocs, Inc., 4.25%, 03/15/29
(b)
......... USD 104 76,927
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(e)(i)(m)
............ EUR 1,100 785,120
Kering SA, 0.75%, 05/13/28
(d)
......... 500 472,933
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 69 54,794
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 50 40,875
LVMH Moet Hennessy Louis Vuitton SE,
0.38%, 02/11/31
(d)
............... EUR 500 436,075
PVH Corp., 3.13%, 12/15/27
(d)
......... 500 492,922
William Carter Co. (The), 5.63%, 03/15/27
(b)
. USD 44 41,202
2,832,526

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.1%
BPCE SA, Series NC5., (EUR Swap Annual 5
Year + 1.75%), 1.50%, 01/13/42
(a)(d)
.... EUR 1,000 $ 898,818
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 119 112,231
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 136 93,840
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 56 45,210
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 140,586
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 71 54,365
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.88%
(a)(d)(k)
.............. GBP 500 575,386
1,920,436
Tobacco — 1.3%
Altria Group, Inc.
4.40%, 02/14/26 ................. USD 63 61,885
5.95%, 02/14/49 ................. 485 424,986
3.70%, 02/04/51 ................. 11,153 7,128,450
BAT Capital Corp.
2.26%, 03/25/28 ................. 12,726 10,661,032
4.76%, 09/06/49 ................. 10,798 8,141,534
Imperial Brands Finance plc, 2.13%, 02/12/27
(d)
EUR 100 95,746
26,513,633
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 123,896
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
96 78,069
BOC Aviation Ltd., 2.63%, 01/17/25
(d)
..... 500 482,240
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75%, 08/01/27 ................. 59 57,667
5.50%, 05/01/28 ................. 81 66,858
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 49 35,893
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 22,645
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 182 166,148
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 173 144,742
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 10,203
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
349 345,161
1,533,522
Transportation Infrastructure — 0.4%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 700 585,083
Atlantia SpA
1.88%, 07/13/27 ................. 100 84,743
1.88%, 02/12/28 ................. 500 405,855
Autostrade per l'Italia SpA
2.00%, 12/04/28 ................. 482 411,686
2.00%, 01/15/30 ................. 3,047 2,498,604
DP World Crescent Ltd., 3.75%, 01/30/30 .. USD 1,242 1,139,768
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 ......... EUR 1,000 915,699
Getlink SE, 3.50%, 10/30/25 .......... 1,000 999,132
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25 ................ USD 400 369,200
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. 400 371,832
7,781,602
Water Utilities — 0.0%
Suez SACA, 2.88%, 05/24/34
(d)
........ EUR 700 652,879
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.5%
Bharti Airtel International Netherlands BV,
5.35%, 05/20/24
(d)
............... USD 200 $ 204,037
Bharti Airtel Ltd., 4.38%, 06/10/25
(d)
...... 900 894,681
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 623 559,846
Empresa Nacional de Telecomunicaciones SA
(d)
4.75%, 08/01/26 ................. 367 357,715
3.05%, 09/14/32 ................. 688 552,249
Globe Telecom, Inc.
(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
4.20%
(a)(k)
.................... 675 627,750
3.00%, 07/23/35 ................. 370 267,857
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 173 89,206
Rogers Communications, Inc., 4.55%,
03/15/52
(b)
.................... 11,494 10,093,545
SoftBank Group Corp.
(d)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
......................... 231 205,590
2.13%, 07/06/24 ................. EUR 668 626,527
4.50%, 04/20/25 ................. 200 189,679
4.75%, 07/30/25 ................. 1,285 1,193,939
3.13%, 09/19/25 ................. 700 614,463
2.88%, 01/06/27 ................. 235 190,170
4.00%, 09/19/29 ................. 1,000 744,045
Sprint Corp., 7.63%, 03/01/26 ......... USD 116 122,221
T-Mobile USA, Inc.
2.05%, 02/15/28 ................. 1,922 1,668,661
2.63%, 02/15/29 ................. 172 144,787
3.38%, 04/15/29 ................. 37 32,375
3.38%, 04/15/29
(b)
................ 20 17,500
3.50%, 04/15/31
(b)
................ 8 6,908
3.50%, 04/15/31 ................. 58 50,079
3.40%, 10/15/52
(b)
................ 12,050 8,898,552
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ................. GBP 251 242,368
4.50%, 07/15/31 ................. 339 324,974
Vodafone Group plc
2.50%, 05/24/39
(d)
................ EUR 100 84,377
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(d)
............. 357 329,224
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(d)
............. 203 183,589
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
....... 600 475,853
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 547 454,010
30,446,777
Total Corporate Bonds — 45.9%
(Cost: $1,060,089,331) ........................... 912,332,411
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(n)
................... 1,997 1,840,865
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(n)
................... 406 374,649
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 6.25%
,
 10/30/26 .... 208 201,744
Cobham Ultra US Co., Term Loan, (LIBOR
USD 1 Month + 0.00%), 11/17/28
(n)
..... 451 428,076
Dynasty Acquisition Co., Inc., Term Loan B1,
04/06/26
(n)
..................... 808 742,803

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., Term Loan B2,
04/06/26
(n)
..................... USD 434 $ 399,275
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(n)
..................... 3,102 2,906,199
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.00%
,
 02/01/29 776 719,579
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. 282 279,420
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 12/09/25 ..... 1,264 1,196,087
9,088,697
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, 04/06/28
(a)(n)
............ 284 256,426
Airlines — 0.5%
(a)
AAdvantage Loyalty IP Ltd., Term Loan,
04/20/28
(n)
..................... 1,754 1,669,906
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(g)
......... 2,021 1,854,635
American Airlines, Inc., Term Loan
(n)
 06/27/25 ...................... 412 364,109
 01/29/27 ...................... 2,713 2,382,311
Kestrel Bidco, Inc., Term Loan, 12/11/26
(n)
.. 488 436,084
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 7.31%
,
 06/21/27 1,891 1,864,843
United Airlines, Inc., Term Loan B, (LIBOR USD
1 Month + 3.75%), 5.39%
,
 04/21/28 .... 1,582 1,466,112
10,038,000
Auto Components — 0.2%
(a)(n)
Clarios Global LP, 1st Lien Term Loan, 04/30/26 2,970 2,765,874
Truck Hero, Inc., Term Loan, 01/31/28 ..... 626 558,169
3,324,043
Automobiles — 0.1%
Dealer Tire, LLC, Term Loan B1, 01/01/38
(a)(n)
1,163 1,109,866
Beverages — 0.2%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(n)
..................... 2,406 2,234,643
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 8.15%
,
 01/24/30
(g)
... 2,106 1,895,408
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.06% -
5.67%
,
 10/01/27 ................. 509 483,289
4,613,340
Building Products — 0.3%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.57%
,
 04/12/28 ................. 283 233,642
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(n)
1,710 1,496,566
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 10/02/28 ................. 741 678,941
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
10/02/28
(n)
..................... 149 136,134
CPG International LLC, Term Loan, 04/28/29
(g)
(n)
........................... 597 551,793
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.92%
,
 07/28/28 ..... 514 487,038
MI Windows and Doors LLC, Term Loan B1,
12/18/27
(n)
..................... —
(o)
303
Security
Par (000)
Par (000) Value
Building Products (continued)
Oscar AcquisitionCo LLC, Term Loan B,
04/29/29
(n)
..................... USD 618 $ 548,751
Wilsonart LLC, Term Loan E, 12/31/26
(n)
... 1,877 1,657,469
5,790,637
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(n)
..................... 782 742,118
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.74%
,
 07/24/26 ................. 750 700,386
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(g)(n)
.................... 1,034 979,826
Cogeco Communications Finance (USA) LP,
Term Loan B, (LIBOR USD 1 Month +
2.50%), 4.17%
,
 09/01/28 ........... 922 877,716
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
4.17%
,
 06/30/28 ................. 1,721 1,645,371
4,945,417
Chemicals — 0.5%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17%
,
 03/18/28 .......... 1,529 1,457,821
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
..................... 52 47,442
ARC Falcon I, Inc., Term Loan, 09/30/28
(n)
.. 350 322,553
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
5.63%
,
 11/24/27
(g)
................ 310 285,088
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... 1,002 974,365
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 12/29/27 ................. 394 343,118
Ecovyst Catalyst Technologies LLC, Term Loan,
06/09/28
(n)
..................... 780 743,580
Element Solutions, Inc., Term Loan B1,
01/31/26
(n)
..................... 947 933,195
Greenrock Finance, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Week + 3.50%), 4.51% -
5.09%
,
 06/28/24 ................. 364 349,967
Herens Holdco SARL, Facility Term Loan B,
07/03/28
(n)
..................... 413 367,846
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
4.76%
,
 01/01/38 ................. 1,229 1,170,814
Momentive Performance Materials, Inc., 1st
Lien Term Loan, 05/15/24
(n)
.......... 775 747,465
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 5.25%
,
 10/01/25 .... 57 53,755
Oxea Holding Vier GMBH, Term Loan B2,
10/14/24
(n)
..................... 999 922,053
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/28
(g)(n)
.................... 1,176 1,120,228
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28 601 568,828
10,408,118

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.7%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 02/02/26 ................. USD 121 $ 107,222
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 05/12/28 ................. 2,988 2,732,595
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 4.78% - 5.60%
,
 02/15/29 ...... 669 635,135
Aramark Intermediate HoldCo Corp., Term
Loan B5, 04/06/28
(n)
............... 1,562 1,490,675
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 09/07/27 1,246 1,200,078
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 3.67%
,
 10/08/28 ..... —
(o)
341
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 11/30/28
(n)
..... 798 752,170
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 11/30/28
(n)
..... 60 56,907
EnergySolutions LLC, Term Loan, 05/09/25
(n)
—
(o)
96
LABL, Inc., Term Loan, 10/29/28
(n)
....... 604 556,366
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 09/23/26
(n)
........... 615 573,307
Tempo Acquisition LLC, Term Loan B1,
08/31/28
(n)
..................... 3,924 3,712,810
TruGreen Ltd. Partnership, 1st Lien Term Loan,
11/02/27
(n)
..................... 585 554,388
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 10.00%
,
 06/16/26 ..... 147 113,511
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 6.67%
,
 07/30/28 ........... 1,206 1,127,697
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(n)
..................... 1,021 965,154
14,578,452
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 03/02/29
(a)(n)
...... 1,619 1,503,323
Construction & Engineering — 0.1%
(a)(n)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24 .............. 2,163 1,863,562
Pike Corp., Term Loan, 01/21/28 ........ 394 373,423
USIC Holdings, Inc., 1st Lien Term Loan,
05/12/28 ...................... 805 746,910
2,983,895
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(n)
.......... 786 741,363
New AMI I LLC, 1st Lien Term Loan, (SOFR 6
Month + 6.00%), 7.08%
,
 03/08/29 ..... 680 618,230
Standard Industries, Inc., Term Loan,
09/22/28
(n)
..................... 1,007 970,883
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.24% -
5.25%
,
 05/29/26 ................. 410 383,223
2,713,699
Containers & Packaging — 0.4%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 12/01/27
(n)
................. 3,957 3,716,539
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 04/03/24 ................. 2,042 1,916,100
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 02/05/26 258 239,660
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Pregis TopCo LLC, 1st Lien Term Loan,
07/31/26
(n)
..................... USD 198 $ 186,686
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 08/18/27 .... 1,049 929,935
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 4.00%),
09/15/28
(n)
..................... 77 72,300
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 09/15/28 ................. 312 292,336
7,353,556
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(a)(n)
.................... 786 740,175
Diversified Consumer Services — 0.6%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
12/11/28
(n)
..................... 1,524 1,403,551
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 12/10/29
(g)
................ 868 794,220
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 11/24/28
(g)
................ 1,272 1,211,205
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
12.50%
,
 12/22/25 ................ 3,957 3,613,418
Sotheby's, Term Loan, 01/15/27
(n)
........ 1,570 1,499,363
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
6.50%
,
 07/30/25 ................. 525 487,529
Voyage Australia Pty Ltd., 1st Lien Term Loan,
07/20/28
(n)
..................... 198 185,081
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 02/05/26 ................. 2,078 1,924,506
11,118,873
Diversified Financial Services — 1.4%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 6.20%
,
 02/16/28 ..... 684 643,329
Alchemy Copyrights LLC, Term Loan,
03/10/28
(g)(n)
.................... 584 562,310
Barracuda Networks, Inc., 1st Lien Term Loan,
05/17/29
(n)
..................... 474 453,353
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 3.50%
,
 10/30/26
(g)
... 485 463,305
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 3.69%
,
 11/13/25 . 90 86,604
Belron Group SA, Term Loan, 04/13/28
(n)
... 1,010 968,480
Castlelake Aviation One DAC, Term Loan,
10/22/26
(n)
..................... 979 934,173
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(n)
................. 3,962 3,699,533
Gainwell Acquisition Corp., 1st Lien Term Loan
B, 10/01/27
(n)
................... 1,381 1,303,402
Grab Holdings, Inc., Term Loan, 01/29/26
(n)
. 2,034 1,851,380
LBM Acquisition LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%), 12/17/27
(n)
1,341 1,095,879
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 11/02/27 . 433 424,449
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.92%
,
 03/24/25 ................. 1,489 1,435,600
Medline Borrower LP, Term Loan, 10/23/28
(n)
3,583 3,317,255

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(g)(n)
.................... USD 1,991 $ 1,851,967
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
7.50%
,
 08/02/29
(g)
................ 672 624,929
OLA Netherlands BV, Term Loan, 12/15/26
(n)
431 364,225
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
5.92%
,
 12/15/28 ................. 1,046 941,848
Radiate Holdco LLC, Term Loan, 09/25/26
(n)
. 1,406 1,304,217
RVR Dealership Holdings LLC, Term Loan,
02/08/28
(n)
..................... 306 256,636
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
4.25%
,
 11/05/28 ................. 612 580,892
SMG US Midco 2, Inc., 1st Lien Term Loan,
01/23/25
(n)
..................... 798 741,728
Sotera Health Holdings LLC, 1st Lien Term
Loan, 12/11/26
(n)
................. 1,582 1,501,294
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 3.42%
,
 11/16/26 .... 424 399,504
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
3.75% - 9.75%
,
 02/28/25 ........... 495 487,986
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(n)
..................... 618 475,614
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
4.32%
,
 01/31/29 ................. 745 706,382
White Cap Supply Holdings LLC, Term Loan,
10/19/27
(n)
..................... 807 741,528
28,217,802
Diversified Telecommunication Services — 0.7%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
3.79%, 07/15/25 ............... 657 591,946
(LIBOR USD 3 Month + 2.75%),
3.79%, 01/31/26 ............... 622 560,995
Altice France SA, Term Loan B13, 08/14/26
(n)
803 731,558
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.57%
,
 11/30/27 . 152 142,684
Connect Finco SARL, Term Loan, 12/11/26
(n)
2,605 2,389,859
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
5.19%
,
 10/02/27 ................. 601 530,064
Frontier Communications Holdings LLC, Term
Loan B, 05/01/28
(n)
................ 796 743,060
Iridium Satellite LLC, Term Loan B2, 11/04/26
(n)
388 371,191
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 3.42%
,
 03/01/27 498 460,637
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.92%
,
 09/01/28 1,848 1,702,940
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
3.82%
,
 01/31/28 ................. 603 563,518
Virgin Media Bristol LLC, Facility Term Loan Q,
01/31/29
(n)
..................... 975 931,745
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(n)
..................... 3,516 3,231,739
12,951,936
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 01/15/25 ................. USD 220 $ 211,239
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 12/13/25 ................. 388 327,766
539,005
Electrical Equipment — 0.1%
(a)(g)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
7.63%
,
 06/23/28 ................. 1,027 962,785
AZZ, Inc., Term Loan, (SOFR 1 Month +
4.25%), 0.00% - 5.88%
,
 05/13/29 ...... 338 321,945
1,284,730
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 07/02/29
(a)(n)
...... 1,012 967,583
Entertainment — 0.5%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
4.20%
,
 04/22/26 ................. 1,414 1,187,542
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 4.40%
,
 05/24/29 214 206,189
City Football Group Ltd., Term Loan, 07/21/28
(g)
(n)
........................... 809 740,486
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 07/03/24 ................. 610 580,551
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(n)
..................... 2,393 2,231,803
Playtika Holding Corp., Term Loan B1,
03/13/28
(n)
..................... 1,186 1,115,637
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/30/25 ................. 36 33,582
William Morris Endeavor Entertainment, LLC
1st Lien Term Loan, 05/18/25
(n)
....... 2,180 2,046,408
WMG Acquisition Corp., Term Loan G,
01/20/28
(n)
..................... 1,162 1,113,392
9,255,590
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B,
05/11/24
(a)(n)
.................... 324 317,311
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan B, (LIBOR USD 3
Month + 2.00%), 3.57%
,
 09/13/26
(a)
.... 1,544 1,452,419
Food Products — 0.5%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 10/01/25 ................. 1,181 990,267
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 4.17%
,
 10/10/26 .... 112 105,245
Chobani LLC, Term Loan, 10/25/27
(n)
...... 2,657 2,403,466
Froneri International Limited, 1st Lien Term
Loan B2, 01/29/27
(n)
............... 2,393 2,196,286
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 5.35%
,
 05/23/25 .... 113 100,710
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 3.49% -
3.92%
,
 08/03/25 ................. 255 243,732

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, 06/08/28
(n)
................. USD 1,583 $ 1,491,395
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(n)
..................... 2,266 1,997,763
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(n)
..................... 1,370 1,303,143
10,832,007
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan,
11/03/28
(n)
..................... 1,632 1,470,191
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(n)
..................... 431 375,345
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 05/04/28 ..... 656 621,911
2,467,447
Health Care Providers & Services — 0.6%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, 09/29/28
(n)
................. 1,025 967,493
CTEC III GmbH, Facility Term Loan B,
(EUR002M + 3.75%), 3.75%
,
 03/16/29 .. EUR 1,000 951,340
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(n)
..................... USD 1,585 1,480,835
Envision Healthcare Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%), 4.81% -
5.42%
,
 10/10/25 ................. 2,315 761,537
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(n)
................. 1,406 1,295,282
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
6.00%, 02/18/27 ............... —
(o)
221
(LIBOR USD 3 Month + 3.75%),
6.00%, 11/15/28 ............... 570 523,472
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.00%
,
 11/15/29 ................. 513 484,536
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.92%
,
 08/31/26 1,223 1,100,688
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, 11/01/28
(n)
................. 1,562 1,461,378
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, (LIBOR USD 3 Month +
0.00%), 11/01/28
(n)
................ 298 279,054
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(n)
..................... 541 516,024
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 02/14/25 ................. 30 27,796
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 3.68%
,
 05/16/29 ........... 312 309,270
WP CityMD Bidco LLC, Term Loan, 12/22/28
(n)
1,183 1,111,967
11,270,893
Health Care Technology — 0.3%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(n)
................. 337 309,341
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 5.01%
,
 02/15/29 ..... 1,988 1,825,068
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(n)
..................... 1,800 1,658,729
Verscend Holding Corp., Term Loan B1,
08/27/25
(n)
..................... 1,557 1,487,085
5,280,223
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B4, 11/19/26
(n)
................... USD 1,568 $ 1,494,279
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.37%
,
 10/02/28 610 564,297
Caesars Resort Collection LLC, Term Loan B,
12/23/24
(n)
..................... 1,546 1,485,879
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 130 120,230
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 03/17/28 640 602,037
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
5.25%
,
 03/08/24 ................. 3,132 2,317,475
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(n)
..................... 3,336 3,068,107
Flutter Entertainment plc, Term Loan,
07/21/26
(n)
..................... 781 741,415
Four Seasons Holdings Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 11/30/23 ................. 474 467,899
Hilton Worldwide Finance LLC, Term Loan B2,
06/22/26
(n)
..................... 213 204,364
IRB Holding Corp., Term Loan B, 02/05/25
(n)
. 1,571 1,486,594
Packers Holdings LLC, Term Loan, 03/09/28
(n)
1,219 1,113,187
Penn National Gaming, Inc., Term Loan B,
(SOFR 1 Month + 2.75%), 4.38%
,
 05/03/29 1,204 1,152,456
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
4.36%
,
 04/14/29 ................. 397 376,313
Station Casinos LLC, Facility Term Loan B1,
02/08/27
(n)
..................... 1,578 1,481,415
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 08/03/28 .... 1,819 1,700,920
Wyndham Hotels & Resorts, Inc., Term Loan B,
05/30/25
(n)
..................... 218 210,557
18,587,424
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 5.92% -
6.50%
,
 05/17/28 ................. 1,185 912,724
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 1,306 1,120,775
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
9.01%, 08/10/23 ............... 251 206,971
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 799 723,798
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(n)
..................... 537 439,706
Weber-Stephen Products LLC, Term Loan B,
10/30/27
(n)
..................... 811 734,083
4,138,057
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(n)
.. 1,603 1,477,028
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 3.67%
,
 03/03/28 410 393,932
1,870,960

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 3.67%
,
 08/12/26 ..... USD —
(o)
$ 388
Constellation Renewables LLC, Term Loan,
12/15/27
(n)
..................... 775 745,649
746,037
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
5.01%
,
 11/05/27 ................. 4,361 4,045,771
AmWINS Group, Inc., Term Loan, 02/19/28
(n)
1,184 1,116,362
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
5.17%, 02/12/27 ............... 2,085 1,949,176
Asurion LLC, 2nd Lien Term Loan B4,
01/20/29
(n)
..................... 1,084 915,980
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 4.21%
,
 04/25/25 .... 1,295 1,223,333
Hub International Ltd., Term Loan B3,
04/25/25
(n)
..................... 1,177 1,113,686
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 4.92%
,
 02/15/27 ........... 329 303,773
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 4.63%
,
 09/01/27
(g)
... 620 595,049
Sedgwick Claims Management Services, Inc.,
Term Loan
 09/03/26
(n)
..................... 739 700,784
(LIBOR USD 1 Month + 4.25%),
5.92%, 09/03/26 ............... 213 204,795
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 5.25%
,
 05/16/24 ........... 2,169 2,075,583
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.25%), 5.50%
,
 12/02/26
(g)
.......... 86 79,152
14,323,444
Interactive Media & Services — 0.3%
(a)
Adevinta ASA, Term Loan B2, 06/26/28
(n)
... 778 742,170
Arches Buyer Inc., Term Loan, 12/06/27
(n)
.. 405 368,997
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(n)
..................... 3,315 3,118,665
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(n)
404 367,533
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 742 681,387
5,278,752
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.69%
,
 11/08/27 ................. 933 884,255
Pug LLC, Term Loan B, 02/12/27
(g)(n)
...... 779 701,475
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 5.92%
,
 02/12/27
(g)
......... 303 279,252
1,864,982
IT Services — 0.4%
(a)
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 ................. 469 450,385
Asurion LLC, Term Loan B6, 11/03/23
(n)
.... 928 889,494
Asurion LLC, Term Loan B7, 11/03/24
(n)
.... 1,225 1,145,955
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 07/30/27 457 430,327
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(n)
........... 1,172 1,125,089
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC, Term Loan B,
08/10/27
(n)
..................... USD 780 $ 748,120
ION Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.00%
,
 04/01/28 558 513,345
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 07/28/28
(g)
628 600,094
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 0.00%), 12/04/28
(g)(n)
....... 764 710,715
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 02/11/28 ...... 491 462,263
WEX, Inc., Term Loan B, 03/31/28
(n)
...... 389 373,057
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 02/02/26 243 234,344
7,683,188
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(SOFR 1 Month + 4.00%), 5.23%
,
 12/01/28 611 576,179
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27 ..... 341 324,165
900,344
Life Sciences Tools & Services — 0.5%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 3.92%
,
 11/08/27 . 2,277 2,184,616
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
3.63%
,
 02/22/28 ................. 1,756 1,727,016
Icon plc, Term Loan
 07/03/28
(n)
..................... 2,133 2,057,747
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 3.42%
,
 03/07/24 ..... 58 56,945
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
3.85%
,
 10/19/27
(g)
................ 1,217 1,153,570
Phoenix Newco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 11/15/28
(n)
1,959 1,835,870
9,015,764
Machinery — 0.9%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 08/17/26
(n)
..... 1,173 1,120,244
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 10/13/28 471 411,077
Clark Equipment Co., Term Loan B, (SOFR 3
Month + 2.50%), 4.65%
,
 04/20/29 ..... 407 391,210
Columbus McKinnon Corp., Term Loan,
05/14/28
(n)
..................... 384 366,423
Filtration Group Corp., Term Loan
 03/31/25
(n)
..................... 1,534 1,449,740
(LIBOR USD 1 Month + 3.50%),
5.17%, 10/21/28 ............... 840 783,536
Fluidra SA, Term Loan, 01/29/29
(n)
....... 1,115 1,079,497
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 3.38%
,
 03/01/27 ..... 539 515,133
Gates Global LLC, Term Loan B3, 03/31/27
(n)
1,379 1,298,587
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(n)
................. 2,403 2,198,616
Ingersoll-Rand Services Co., Term Loan B1,
03/01/27
(n)
..................... 1,274 1,216,692
Madison IAQ LLC, Term Loan, 06/21/28
(n)
.. 2,844 2,583,188
SPX Flow, Inc., Term Loan, 04/05/29
(n)
..... 798 741,964
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(n)
................... 1,380 1,289,452
Vertiv Group Corp., Term Loan B, 03/02/27
(n)
2,387 2,213,627

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 3.92%
,
 10/04/28 .... USD 185 $ 180,819
17,839,805
Media — 0.7%
AVSC Holding Corp., 1st Lien Term Loan B1,
03/03/25
(a)(n)
.................... 941 806,585
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................ 406 428,724
Cable One, Inc., Term Loan B4, 05/03/28
(a)(n)
387 371,495
Charter Communications Operating LLC, Term
Loan B1, 04/30/25
(a)(n)
.............. 576 559,770
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(a)(n)
............... 2,547 2,180,970
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 12/17/26
(a)
................ 614 564,779
CSC Holdings LLC, Term Loan, 04/15/27
(a)(n)
. 1,404 1,301,709
DirectTV Financing LLC, Term Loan, 08/02/27
(a)
(n)
........................... 1,571 1,441,993
Eagle Broadband Investments LLC, Term Loan,
11/12/27
(a)(n)
.................... 593 557,122
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 4.42%
,
 01/07/28
(a)
396 374,109
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(g)(n)
............... 534 467,285
Sinclair Television Group, Inc., Term Loan B4,
04/21/29
(a)(g)(n)
................... 1,004 923,634
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.63%
,
 09/28/23
(a)(g)
.. 2,462 2,357,273
Voyage Digital (NZ) Ltd., 1st Lien Term Loan,
05/11/29
(a)(g)(n)
................... 583 553,544
Ziggo Financing Partnership, Facility Term Loan
I, 04/30/28
(a)(n)
................... 806 750,190
13,639,182
Metals & Mining — 0.0%
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, 03/16/27
(a)(n)
.................. 619 550,942
Oil, Gas & Consumable Fuels — 0.4%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.02%
,
 11/01/25 ........... 244 255,793
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 12/21/28 ................. 2,224 1,916,352
Lealand Finance Co. BV, Term Loan
 06/28/24
(n)
..................... 17 10,299
(LIBOR USD 1 Month + 1.00%),
2.67%, 06/30/25 ............... 115 57,684
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.87%
,
 11/24/28 ................. 2,552 2,514,686
Medallion Midland Acquisition LLC, Term Loan,
10/18/28
(n)
..................... 1,560 1,492,710
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(n)
............. 1,956 1,856,684
8,104,208
Personal Products — 0.3%
(a)
Rainbow Midco Ltd., Term Loan, (EURIBOR 3
Month + 0.00%), 0.00% - 15.00% 01/01/28
(g)
EUR 2,438 2,554,378
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26
(n)
............... USD 3,975 3,670,185
6,224,563
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 5.19% -
5.81%
,
 05/04/25 ................. USD 1,273 $ 1,149,244
Bausch Health Cos., Inc., Term Loan B,
02/01/27
(n)
..................... 1,497 1,279,972
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.81%
,
 08/01/27 1,868 1,760,771
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
3.67%
,
 11/15/27 ................. 255 240,864
Jazz Pharmaceuticals plc, Term Loan,
05/05/28
(n)
..................... 1,563 1,487,614
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29 ................. 719 661,480
Organon & Co., Term Loan, 06/02/28
(n)
.... 1,168 1,121,836
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(g)(n)
............ 74 67,965
Precision Medicine Group LLC, Term Loan,
11/18/27
(g)(n)
.................... 1,430 1,319,150
9,088,896
Professional Services — 0.6%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(n)
... 783 742,290
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(n)
3,364 2,788,723
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.87%
,
 02/06/26 ................. 1,618 1,523,895
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 4.75%
,
 01/18/29 2,763 2,573,475
Element Materials Technology Group US
Holdings, Inc., Term Loan, 04/12/29
(n)
... 492 470,731
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(n)
.. 1,065 1,019,917
Galaxy US Opco, Inc., 1st Lien Term Loan,
04/29/29
(n)
..................... 1,201 1,124,434
Trans Union LLC, Term Loan B6, 12/01/28
(n)
. 2,311 2,199,069
12,442,534
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Term
Loan, 08/21/25
(a)(n)
................ 1,583 1,486,659
Road & Rail — 0.2%
(a)
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 08/06/27 ................. 594 560,658
Genesee & Wyoming, Inc., Term Loan,
12/30/26
(n)
..................... 973 932,717
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 0.00% -
7.75%
,
 08/04/25
(g)
................ 328 292,026
Uber Technologies, Inc., Term Loan, 02/25/27
(n)
1,553 1,483,735
3,269,136
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, 12/02/28
(a)(n)
... 192 186,812
Software — 2.1%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(n)
..................... 2 2,119
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(n)
..................... 1,898 1,877,028
Boxer Parent Co., Inc., Term Loan, 10/02/25
(n)
1,194 1,109,623
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.25%),
4.50%
,
 09/21/28 ................. 1,533 1,451,264

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
CDK Global, Inc., Term Loan B, 07/06/29
(n)
.. USD 492 $ 463,774
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/08/28 1,156 1,060,706
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 7.67%
,
 10/08/29
(g)
810 704,700
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 5.75%
,
 09/29/28 ..... 518 473,461
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, 10/16/28
(n)
................. 742 662,060
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(n)
..................... 1,017 918,538
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28
(g)
184 156,400
Epicor Software Corp. 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
9.42%
,
 07/31/28 ................. 528 511,104
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(n)
..................... 3,889 3,707,982
Helios Software Holdings, Inc., Term Loan,
03/11/28
(n)
..................... 519 475,923
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 4.44%
,
 10/27/28 ..... 2,497 2,364,101
Instructure Holdings, Inc., Term Loan,
10/30/28
(g)(n)
.................... 197 186,700
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.98%
,
 07/27/28 ................. 1,142 1,023,063
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.48%
,
 07/27/29 ................. 1,485 1,351,060
McAfee Corp., Term Loan B1, 03/01/29
(n)
... 2,041 1,851,812
MH Sub I LLC, 2nd Lien Term Loan, 02/23/29
(n)
1,031 967,055
MH Sub I, LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%), 4.56% -
5.42%, 09/13/24 ............... 257 241,153
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/13/24 ............... 3,859 3,626,532
Planview Parent, Inc., 1st Lien Term Loan,
12/17/27
(n)
..................... 792 744,126
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.82%
,
 08/31/28 2,830 2,623,459
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(n)
4,380 4,038,765
Severin Acquisition, LLC, 1st Lien Term Loan,
08/01/25
(n)
..................... 779 744,677
Sophia LP, 1st Lien Term Loan B, 10/07/27
(n)
2,103 1,957,419
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 231 219,386
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
3.42%
,
 04/16/25 ................. 188 178,059
TIBCO Software, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 7.25%), 8.31% -
8.92%
,
 03/03/28 ................. 1,513 1,480,366
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ............... 1,501 1,402,845
 05/04/26
(n)
..................... 235 221,629
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 1,038 955,006
Veritas US Inc., Term Loan B, 09/01/25
(n)
... 1,785 1,455,872
VS Buyer, LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 02/28/27 ..... 400 375,132
41,582,899
Security
Par (000)
Par (000) Value
Specialty Retail — 0.4%
(a)
EG Group Ltd., Facility Term Loan, 03/31/26
(n)
USD 984 $ 929,166
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
5.63%
,
 05/04/28 ................. 1,796 1,656,819
PetSmart LLC, Term Loan, 02/11/28
(n)
..... 1,987 1,865,089
Restoration Hardware, Inc., Term Loan
 10/20/28
(n)
..................... 123 107,311
(SOFR 1 Month + 3.25%), 4.88%, 10/20/28 893 794,770
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.02%
,
 06/02/28 .... 2,699 2,484,597
Woof Holdings, Inc., 1st Lien Term Loan,
12/21/27
(g)(n)
.................... 399 372,367
8,210,119
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
6.67%
,
 07/23/26
(a)
................ 548 486,550
Textiles, Apparel & Luxury Goods — 0.1%
(a)(n)
Crocs, Inc., Term Loan, 02/20/29 ........ 1,220 1,108,050
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, 11/24/28 .............. 783 737,616
1,845,666
Trading Companies & Distributors — 0.3%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
3.92%
,
 05/19/28 ................. 1,021 972,300
Core & Main LP, Term Loan B, 07/27/28
(n)
.. 2,355 2,238,259
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.49%
,
 01/31/28
(g)
................ 927 806,670
SRS Distribution, Inc., Term Loan, 06/02/28
(n)
321 294,623
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 9.17%
,
 05/30/24
(g)
231 214,173
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%), 4.56% -
5.17%
,
 08/28/24
(g)
................ 741 562,783
5,088,808
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28
(n)
..................... 279 262,689
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 09/21/29 ................. 274 261,328
524,017
Wireless Telecommunication Services — 0.1%
(a)(n)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(g)
................ 1,066 919,659
Gogo Intermediate Holdings LLC, Term Loan,
04/30/28 ...................... 394 372,308
SBA Senior Finance II LLC, Term Loan,
04/11/25 ....................... 581 558,462
1,850,429
Total Floating Rate Loan Interests — 18.7%
(Cost: $397,805,884) ............................. 372,233,640

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27
(d)
..................... USD 1,163 $ 1,098,526
China — 0.1%
Industrial & Commercial Bank of China Ltd.
(d)
4.88%, 09/21/25 ................. 1,289 1,318,789
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%),
3.20%
(a)(k)
.................... 720 680,400
1,999,189
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/30 ................. 1,284 1,128,636
5.88%, 05/28/45 ................. 190 128,663
1,257,299
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
......... EUR 400 344,658
France — 0.1%
Electricite de France SA
(a)(d)(k)
(EUR Swap Annual 6 Year + 3.44%), 4.00% 300 287,662
(EUR Swap Annual 12 Year + 3.79%),
5.38% ...................... 300 286,947
(BPSWS13 + 4.23%), 6.00% ........ GBP 400 429,123
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 400 324,865
(EUR Swap Annual 5 Year + 3.20%), 3.00% 200 159,026
(EUR Swap Annual 5 Year + 3.97%), 3.38% 400 272,450
1,760,073
Hong Kong — 0.0%
Airport Authority
(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.74%),
2.40%
(a)(k)
.................... USD 200 172,000
2.50%, 01/12/32 ................. 300 262,527
434,527
India — 0.1%
(d)
Export-Import Bank of India, 3.38%
,
08/05/26 400 381,210
Indian Railway Finance Corp. Ltd., 3.57%
,
01/21/32 ...................... 400 343,700
Oil India Ltd., 5.13%
,
02/04/29 .......... 200 197,162
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 500 441,969
1,364,041
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT, 3.75%
,
04/11/24
(d)
..................... 600 594,300
Pertamina Persero PT
(d)
4.30%, 05/20/23 ................. 569 568,715
1.40%, 02/09/26 ................. 300 265,158
3.10%, 01/21/30 ................. 400 350,575
2.30%, 02/09/31 ................. 1,350 1,092,447
4.70%, 07/30/49 ................. 950 785,116
4.18%, 01/21/50 ................. 200 155,978
3,812,289
Italy — 0.0%
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(d)(k)
.......... EUR 325 236,706
Mexico — 0.0%
Petroleos Mexicanos
6.50%, 03/13/27 ................. USD 461 397,958
Security
Par (000)
Par (000) Value
Mexico (continued)
5.35%, 02/12/28 ................. USD 140 $ 110,460
508,418
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 678 533,629
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 781,477
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(d)
..................... 1,139 941,668
2,256,774
Peru — 0.0%
Petroleos del Peru SA, 4.75%
,
06/19/32
(d)
.. 843 647,529
Qatar — 0.0%
Qatar Energy
(d)
2.25%, 07/12/31 ................. 200 171,000
3.13%, 07/12/41 ................. 200 157,225
328,225
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/29
(d)
................ 1,181 1,126,379
3.50%, 11/24/70
(b)
................ 760 533,900
1,660,279
South Korea — 0.3%
Export-Import Bank of Korea
3.63%, 11/27/23 ................. 1,300 1,305,681
0.63%, 06/29/24 ................. 1,000 947,300
Korea Development Bank (The)
3.75%, 01/22/24 ................. 1,000 1,006,438
2.00%, 02/24/25 ................. 900 865,269
Korea Electric Power Corp., 3.63%
,
06/14/25
(d)
200 199,092
Korea Gas Corp., 1.13%
,
07/13/26
(d)
...... 500 448,335
4,772,115
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)
..................... 455 404,040
Total Foreign Agency Obligations — 1.2%
(Cost: $25,841,174) .............................. 22,884,688
Foreign Government Obligations
China — 0.0%
People's Republic of China, 2.63%
,
11/02/27
(d)
500 484,135
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25
(d)
200 197,336
Indonesia — 0.7%
(d)
Bank Negara Indonesia Persero Tbk. PT, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.47%), 4.30%
(a)(k)
.... 1,015 876,818
Pelabuhan Indonesia Persero PT, 4.25%
,
05/05/25 ...................... 300 294,783
Perusahaan Penerbit SBSN Indonesia III
(d)
2.30%, 06/23/25 ................. 1,000 950,110
4.40%, 06/06/27 ................. 1,125 1,116,562
2.80%, 06/24/30 ................. 2,000 1,754,750
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(d)
4.13%, 05/15/27 ................. 700 672,350
6.25%, 01/25/49 ................. 650 600,966
Republic of Indonesia
4.13%, 01/15/25
(d)
................ 500 498,219

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.50%, 01/11/28 ................. USD 1,000 $ 953,000
2.85%, 02/14/30 ................. 2,800 2,492,525
5.25%, 01/17/42
(d)
................ 1,400 1,362,200
4.63%, 04/15/43
(d)
................ 500 450,055
4.75%, 07/18/47
(d)
................ 1,600 1,466,800
13,489,138
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd., 3.08%
,
04/28/51
(d)
..................... 550 450,244
Mongolia — 0.1%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 1,339 1,191,857
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(d)
1,110 743,822
Philippines — 0.2%
Republic of Philippines
3.23%, 03/29/27 ................. 825 796,216
1.95%, 01/06/32 ................. 700 569,702
3.70%, 03/01/41 ................. 2,100 1,735,356
Republic of the Philippines, 2.65%
,
12/10/45 300 205,533
3,306,807
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)(e)(m)
5.75%, 04/18/23 ................. 800 248,650
6.35%, 06/28/24 ................. 819 229,410
6.83%, 07/18/26 ................. 1,218 399,884
877,944
Vietnam — 0.0%
Socialist Republic of Vietnam, 4.80%
,
11/19/24
(d)
..................... 350 348,206
Total Foreign Government Obligations — 1.1%
(Cost: $24,296,928) .............................. 21,089,489
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ............. 91,531 1,855,333
iShares 0-5 Year High Yield Corporate Bond
ETF
(q)
........................ 530,200 21,499,610
iShares Floating Rate Bond ETF
(q)
....... 308,079 15,379,304
Western Midstream Partners LP ......... 415 10,089
Total Investment Companies — 2.0%
(Cost: $42,366,976) .............................. 38,744,336
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 2.00%, 09/25/46
(a)
. 1,561 1,479,789
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,760 945,803
2,425,592
Commercial Mortgage-Backed Securities — 0.6%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 3.62%, 10/15/36
(a)(b)
......... 2,550 2,416,162
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 798,096
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... USD 1,000 $ 830,046
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52
(g)
.. 2,158 1,888,250
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(a)(b)
......... 990 931,809
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 188,917
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(a)(b)
..... 1,886 1,458,429
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................... 310 280,620
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 2,329 2,161,830
Series 2019-3, Class M3, 3.38%, 10/25/49 697 632,385
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.65%,
09/15/58
(a)
..................... 1,000 959,723
12,546,267
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.26%, 08/15/57 .......... 25,428 1,405,244
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 223,674
1,628,918
Total Non-Agency Mortgage-Backed Securities — 0.8%
(Cost: $18,334,000) .............................. 16,600,777
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
(g)
Millennium Corp. Claim ............... 393 —
Millennium Lender Claim .............. 418 —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.1%
Banks — 0.5%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
.. EUR 400 380,824
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. USD 4,130 3,572,450
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 125 110,312
Series HH, (SOFR + 3.13%), 4.60% .... 180 152,014
SVB Financial Group, (US Treasury Yield Curve
Rate T Note Constant Maturity 10 Year +
3.06%), 4.10% .................. 9,298 6,394,368
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 132 113,685
10,723,653

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
(a)(k)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... USD 284 $ 218,609
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 87 78,329
296,938
Consumer Finance — 0.3%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 7,350 5,828,660
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 61 53,070
5,881,730
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 4,906 3,986,125
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
..................... 169 153,367
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(k)
........... 2,070 1,776,374
Total Preferred Securities — 1.1%
(Cost: $27,014,388) .............................. 22,818,187
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
4.77%, 07/25/30
(a)
................ 1,500 1,409,694
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,409,694
U.S. Treasury Obligations
U.S. Treasury Notes
1.50%, 02/29/24 ................. 104,810 102,341,233
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.50%, 05/31/24 ................. USD 13,200 $ 13,080,891
1.25%, 09/30/28
(s)
................ 41,932 37,556,985
Total U.S. Treasury Obligations — 7.7%
(Cost: $158,285,908) ............................. 152,979,109
Shares
Shares
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 495 5,084
Total Warrants — 0.0%
(Cost: $0) .................................... 5,084
Total Long-Term Investments — 85.3%
(Cost: $1,903,515,029) ........................... 1,694,226,066
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(q)(t)
................. 115,467,539 115,467,539
Total Short-Term Securities — 5.8%
(Cost: $115,467,539) ............................. 115,467,539
Total Options Purchased — 0.1%
(Cost: $1,087,541) .............................. 1,099,896
Total Investments Before Options Written — 91.2%
(Cost: $2,020,070,109 ) ........................... 1,810,793,501
Total Options Written — (0.2)%
(Premium Received — $(3,415,500)) .................. (3,415,500)
Total Investments Net of Options Written — 91.0%
(Cost: $2,016,654,609 ) ........................... 1,807,378,001
Other Assets Less Liabilities — 9.0% ................... 179,499,812
Net Assets — 100.0% .............................. $ 1,986,877,813
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $172,479, representing less than 0.05% of its net assets as of period end, and an original cost of $332,657.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Zero-coupon bond.
(m)
Issuer filed for bankruptcy and/or is in default.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 518,858,639 $ — $ (403,391,100) $ — $ — $ 115,467,539 115,467,539 $ 198,165 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 24,230,140 — — — (2,730,530) 21,499,610 530,200 846,311 —
iShares Floating Rate Bond ETF 15,662,737 — — — (283,433) 15,379,304 308,079 57,889 —
$ — $ (3,013,963) $ 152,346,453 $ 1,102,365 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 305 09/21/22 $ 42,119 $ (330,414)
U.S. Treasury 2 Year Note .................................................... 2,054 09/30/22 430,971 (743,992)
U.S. Treasury 5 Year Note .................................................... 5,208 09/30/22 583,866 1,042,891
3 Month SOFR ........................................................... 2,982 03/14/23 720,339 (17,003,752)
(17,035,267)
Short Contracts
Euro- Bobl ............................................................... 98 09/08/22 12,754 88,767
Euro-BTP ............................................................... 13 09/08/22 1,677 (46,448)
Euro-Bund .............................................................. 115 09/08/22 17,930 365,150
U.S. Treasury 10 Year Note ................................................... 4,948 09/21/22 585,488 5,701,577
U.S. Treasury 10 Year Ultra Note ............................................... 48 09/21/22 6,096 81,293
U.S. Treasury Long Bond .................................................... 7 09/21/22 967 22,495
U.S. Treasury Ultra Bond .................................................... 44 09/21/22 6,739 161,811
Long Gilt ............................................................... 21 09/28/22 2,914 120,113
U.S. Treasury 5 Year Note .................................................... 229 09/30/22 25,673 207,222
6,701,980
$ (10,333,287)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 430,000 USD 449,168 Bank of America NA 07/15/22 $ 1,742
EUR 540,000 USD 566,084 Barclays Bank plc 07/15/22 175
EUR 660,000 USD 688,747 JPMorgan Chase Bank NA 07/15/22 3,346
EUR 7,570,000 USD 7,919,121 Morgan Stanley & Co. International plc 07/15/22 18,984
EUR 800,000 USD 836,427 UBS AG 07/15/22 2,475
GBP 400,000 USD 485,836 Morgan Stanley & Co. International plc 07/15/22 1,149
USD 190,962,726 EUR 180,900,000 Barclays Bank plc 07/15/22 1,266,125
USD 1,224,773 EUR 1,160,000 JPMorgan Chase Bank NA 07/15/22 8,366
USD 692,654 EUR 660,000 Standard Chartered Bank 07/15/22 560
USD 683,232 EUR 650,000 UBS AG 07/15/22 1,625
USD 18,766,231 GBP 15,160,000 Goldman Sachs International 07/15/22 309,490
1,614,037
EUR 490,000 USD 514,257 JPMorgan Chase Bank NA 07/15/22 (430)
EUR 1,050,000 USD 1,108,821 Morgan Stanley & Co. International plc 07/15/22 (7,762)
GBP 200,000 USD 245,918 JPMorgan Chase Bank NA 07/15/22 (2,426)
USD 834,818 CHF 820,000 Morgan Stanley & Co. International plc 07/15/22 (24,643)
USD 492,703 EUR 470,000 Barclays Bank plc 07/15/22 (152)
USD 281,540 EUR 270,000 Morgan Stanley & Co. International plc 07/15/22 (1,589)
USD 627,328 EUR 600,000 Standard Chartered Bank 07/15/22 (1,847)
(38,849)
$ 1,575,188
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 5,842 09/16/22 USD 36.00 USD 19,962 $ 552,069

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Goldman Sachs International 09/15/22 JPY 127.00 USD 85,495 $ 547,827
$ —
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap .. 2.30% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 12/30/22 2.30 % USD 540,000 $ (1,795,500)
Put
2-Year Interest Rate Swap .. 1 day SOFR Annual 3.80% Semi-Annual
Goldman Sachs
International 12/30/22 3.08 USD 540,000 (1,620,000)
$ (3,415,500)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 NR USD 108,825 $ (2,995,700) $ 2,378,459 $ (5,374,159)
ITRAXX.EUROPE.MAIN.37.
V1 .............. 1.00 Quarterly 06/20/27 NR EUR 5,800 (52,618) (32,883) (19,735)
$ (3,048,318) $ 2,345,576 $ (5,393,894)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 310 $ (46,534) $ (27,183) $ (19,351)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 220 (25,550) (14,951) (10,599)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 73 (8,433) (5,126) (3,307)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 127 (14,795) (8,394) (6,401)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 30 (863) (678) (185)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 200 2,004 9,232 (7,228)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 CCC EUR 310 (99,993) 37,930 (137,923)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 170 4,343 16,117 (11,774)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 500 (164,030) 46,523 (210,553)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 470 (154,189) 39,224 (193,413)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 180 (2,594) 7,517 (10,111)

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 160 $ (2,305) $ 11,994 $ (14,299)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 CCC EUR 30 (9,987) 660 (10,647)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 CCC EUR 1,700 (565,912) 15,121 (581,033)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 CCC EUR 400 (133,156) 8,802 (141,958)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 240 (79,893) (507) (79,386)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC EUR 1,050 (349,534) — (349,534)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 CCC EUR 410 (136,485) 1,738 (138,223)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 970 (28,723) 79,158 (107,881)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 244 (7,217) 16,839 (24,056)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 360 (10,660) 14,266 (24,926)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 957 (44,416) 69,764 (114,180)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 603 (27,988) 44,607 (72,595)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 569 (92,472) 22,284 (114,756)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 553 (89,885) 22,909 (112,794)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,080 (154,782) (67,885) (86,897)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 605 (30,780) 20,669 (51,449)
ADLER Real Estate AG . 5.00 Quarterly
Credit Suisse
International 06/20/27 CCC EUR 1,000 (336,939) 2,205 (339,144)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/27 B- EUR 160 (51,752) (39,795) (11,957)
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB- EUR 1,160 (227,178) (152,511) (74,667)
$ (2,890,698) $ 170,529 $ (3,061,227)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 129,322,337 $ — $ 129,322,337
Common Stocks
Banks ............................................... — 790,730 — 790,730
Building Products ....................................... 3,917 — — 3,917
Chemicals ............................................ 181,375 — — 181,375
Commercial Services & Supplies ............................. — — 204 204
Communications Equipment ................................ 32,479 — — 32,479
Construction & Engineering ................................ — 27,550 — 27,550
Containers & Packaging .................................. — 171,416 — 171,416
Diversified Telecommunication Services ........................ 328,885 — — 328,885
Electric Utilities ........................................ — 327,084 — 327,084
Electrical Equipment ..................................... 68,038 — — 68,038
Equity Real Estate Investment Trusts (REITs) .................... 44,851 — — 44,851
Hotels, Restaurants & Leisure .............................. — — — —
IT Services ........................................... 66,813 — — 66,813
Life Sciences Tools & Services .............................. 227,436 — — 227,436
Machinery ............................................ — 283 — 283
Marine .............................................. — — — —
Media ............................................... 27,527 238,898 — 266,425
Metals & Mining ........................................ 135,904 — — 135,904
Oil, Gas & Consumable Fuels ............................... 635,230 — — 635,230
Professional Services .................................... — 331,470 — 331,470
Road & Rail ........................................... 64,960 — — 64,960
Software ............................................. 100,201 — — 100,201
Corporate Bonds
Aerospace & Defense .................................... — 5,010,581 — 5,010,581
Airlines .............................................. — 12,954,629 — 12,954,629

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Auto Components ...................................... $ — $ 17,665,110 $ — $ 17,665,110
Automobiles .......................................... — 16,441,093 — 16,441,093
Banks ............................................... — 151,199,797 — 151,199,797
Beverages ........................................... — 5,834,467 — 5,834,467
Biotechnology ......................................... — 3,320,668 — 3,320,668
Building Products ....................................... — 2,514,994 — 2,514,994
Capital Markets ........................................ — 71,570,762 — 71,570,762
Chemicals ............................................ — 15,491,800 — 15,491,800
Commercial Services & Supplies ............................. — 9,156,186 — 9,156,186
Communications Equipment ................................ — 2,150,636 — 2,150,636
Construction & Engineering ................................ — 2,344,388 — 2,344,388
Construction Materials .................................... — 1,535,054 — 1,535,054
Consumer Finance ...................................... — 19,169,457 — 19,169,457
Containers & Packaging .................................. — 8,043,593 — 8,043,593
Distributors ........................................... — 153,305 — 153,305
Diversified Consumer Services .............................. — 723,565 — 723,565
Diversified Financial Services ............................... — 11,291,501 — 11,291,501
Diversified Telecommunication Services ........................ — 42,088,202 — 42,088,202
Electric Utilities ........................................ — 20,869,662 — 20,869,662
Electrical Equipment ..................................... — 2,369,265 — 2,369,265
Electronic Equipment, Instruments & Components ................. — 1,183,096 — 1,183,096
Energy Equipment & Services .............................. — 1,581,054 — 1,581,054
Entertainment ......................................... — 10,908,173 — 10,908,173
Equity Real Estate Investment Trusts (REITs) .................... — 50,733,429 — 50,733,429
Food & Staples Retailing .................................. — 5,136,607 — 5,136,607
Food Products ......................................... — 16,520,167 — 16,520,167
Gas Utilities ........................................... — 92,691 — 92,691
Health Care Equipment & Supplies ........................... — 9,218,642 — 9,218,642
Health Care Providers & Services ............................ — 27,868,868 — 27,868,868
Hotels, Restaurants & Leisure .............................. — 20,863,756 188,180 21,051,936
Household Durables ..................................... — 8,940,591 — 8,940,591
Household Products ..................................... — 154,484 — 154,484
Independent Power and Renewable Electricity Producers ............ — 2,276,059 — 2,276,059
Industrial Conglomerates .................................. — 2,968,011 — 2,968,011
Insurance ............................................ — 10,743,334 — 10,743,334
Interactive Media & Services ............................... — 6,887,489 — 6,887,489
Internet & Direct Marketing Retail ............................ — 8,648,897 — 8,648,897
IT Services ........................................... — 17,471,864 — 17,471,864
Leisure Products ....................................... — 158,983 — 158,983
Life Sciences Tools & Services .............................. — 296,844 — 296,844
Machinery ............................................ — 3,352,928 — 3,352,928
Marine .............................................. — 1,251,627 — 1,251,627
Media ............................................... — 35,261,490 — 35,261,490
Metals & Mining ........................................ — 12,164,891 — 12,164,891
Mortgage Real Estate Investment Trusts (REITs) .................. — 49,479 — 49,479
Multiline Retail ......................................... — 670,175 — 670,175
Multi-Utilities .......................................... — 4,512,318 — 4,512,318
Oil, Gas & Consumable Fuels ............................... — 54,453,422 — 54,453,422
Paper & Forest Products .................................. — 1,128,545 — 1,128,545
Personal Products ...................................... — 2,091,726 — 2,091,726
Pharmaceuticals ....................................... — 8,468,521 — 8,468,521
Professional Services .................................... — 2,935,898 — 2,935,898
Real Estate Management & Development ....................... — 30,762,577 — 30,762,577
Road & Rail ........................................... — 11,528,586 — 11,528,586
Semiconductors & Semiconductor Equipment .................... — 16,761,213 — 16,761,213
Software ............................................. — 10,241,100 — 10,241,100
Specialty Retail ........................................ — 19,941,718 — 19,941,718
Technology Hardware, Storage & Peripherals .................... — 334,888 — 334,888
Textiles, Apparel & Luxury Goods ............................ — 2,832,526 — 2,832,526
Thrifts & Mortgage Finance ................................ — 1,920,436 — 1,920,436
Tobacco ............................................. — 26,513,633 — 26,513,633
Trading Companies & Distributors ............................ — 1,533,522 — 1,533,522
Transportation Infrastructure ............................... — 7,781,602 — 7,781,602
Water Utilities ......................................... — 652,879 — 652,879
Wireless Telecommunication Services ......................... — 30,446,777 — 30,446,777
Floating Rate Loan Interests

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 9,088,697 $ — $ 9,088,697
Air Freight & Logistics .................................... — 256,426 — 256,426
Airlines .............................................. — 8,183,365 1,854,635 10,038,000
Auto Components ...................................... — 3,324,043 — 3,324,043
Automobiles .......................................... — 1,109,866 — 1,109,866
Beverages ........................................... — 2,717,932 1,895,408 4,613,340
Building Products ....................................... — 5,238,844 551,793 5,790,637
Capital Markets ........................................ — 3,965,591 979,826 4,945,417
Chemicals ............................................ — 9,002,802 1,405,316 10,408,118
Commercial Services & Supplies ............................. — 14,578,452 — 14,578,452
Communications Equipment ................................ — 1,503,323 — 1,503,323
Construction & Engineering ................................ — 2,983,895 — 2,983,895
Construction Materials .................................... — 2,713,699 — 2,713,699
Containers & Packaging .................................. — 7,353,556 — 7,353,556
Distributors ........................................... — 740,175 — 740,175
Diversified Consumer Services .............................. — 9,113,448 2,005,425 11,118,873
Diversified Financial Services ............................... — 24,715,291 3,502,511 28,217,802
Diversified Telecommunication Services ........................ — 12,951,936 — 12,951,936
Electric Utilities ........................................ — 539,005 — 539,005
Electrical Equipment ..................................... — — 1,284,730 1,284,730
Electronic Equipment, Instruments & Components ................. — 967,583 — 967,583
Entertainment ......................................... — 8,515,104 740,486 9,255,590
Equity Real Estate Investment Trusts (REITs) .................... — 317,311 — 317,311
Food & Staples Retailing .................................. — 1,452,419 — 1,452,419
Food Products ......................................... — 10,832,007 — 10,832,007
Health Care Equipment & Supplies ........................... — 2,467,447 — 2,467,447
Health Care Providers & Services ............................ — 11,270,893 — 11,270,893
Health Care Technology .................................. — 5,280,223 — 5,280,223
Hotels, Restaurants & Leisure .............................. — 18,587,424 — 18,587,424
Household Durables ..................................... — 4,138,057 — 4,138,057
Household Products ..................................... — 1,870,960 — 1,870,960
Independent Power and Renewable Electricity Producers ............ — 746,037 — 746,037
Insurance ............................................ — 13,649,243 674,201 14,323,444
Interactive Media & Services ............................... — 5,278,752 — 5,278,752
Internet & Direct Marketing Retail ............................ — 884,255 980,727 1,864,982
IT Services ........................................... — 6,372,379 1,310,809 7,683,188
Leisure Products ....................................... — 900,344 — 900,344
Life Sciences Tools & Services .............................. — 7,862,194 1,153,570 9,015,764
Machinery ............................................ — 17,839,805 — 17,839,805
Media ............................................... — 9,337,446 4,301,736 13,639,182
Metals & Mining ........................................ — 550,942 — 550,942
Oil, Gas & Consumable Fuels ............................... — 8,104,208 — 8,104,208
Personal Products ...................................... — 3,670,185 2,554,378 6,224,563
Pharmaceuticals ....................................... — 7,701,781 1,387,115 9,088,896
Professional Services .................................... — 12,442,534 — 12,442,534
Real Estate Management & Development ....................... — 1,486,659 — 1,486,659
Road & Rail ........................................... — 2,977,110 292,026 3,269,136
Semiconductors & Semiconductor Equipment .................... — 186,812 — 186,812
Software ............................................. — 40,535,099 1,047,800 41,582,899
Specialty Retail ........................................ — 7,837,752 372,367 8,210,119
Technology Hardware, Storage & Peripherals .................... — 486,550 — 486,550
Textiles, Apparel & Luxury Goods ............................ — 1,845,666 — 1,845,666
Trading Companies & Distributors ............................ — 3,505,182 1,583,626 5,088,808
Transportation Infrastructure ............................... — 524,017 — 524,017
Wireless Telecommunication Services ......................... — 930,770 919,659 1,850,429
Foreign Agency Obligations ................................. — 22,884,688 — 22,884,688
Foreign Government Obligations .............................. — 21,089,489 — 21,089,489
Investment Companies .................................... 38,744,336 — — 38,744,336
Non-Agency Mortgage-Backed Securities ........................ — 14,712,527 1,888,250 16,600,777
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 22,818,187 — 22,818,187
U.S. Government Sponsored Agency Securities .................... — 1,409,694 — 1,409,694
U.S. Treasury Obligations ................................... — 152,979,109 — 152,979,109
Warrants .............................................. 5,084 — — 5,084
Short-Term Securities
Money Market Funds ...................................... 115,467,539 — — 115,467,539

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Options Purchased
Equity contracts .......................................... $ 552,069 $ — $ — $ 552,069
Foreign currency exchange contracts ........................... — 547,827 — 547,827
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (2,948) — (2,948)
$ 156,686,644 $ 1,621,228,068 $ 32,874,778 $ 1,810,789,490
Investments Valued at NAV
(b)
..................................... 1,063
$ —
$ 1,810,790,553
$ —
Derivative Financial Instruments
(c)
Assets
Foreign currency exchange contracts ............................ $ — $ 1,614,037 $ — $ 1,614,037
Interest rate contracts ....................................... 7,791,319 — — 7,791,319
Liabilities
Credit contracts ........................................... — (8,455,121) — (8,455,121)
Foreign currency exchange contracts ............................ — (38,849) — (38,849)
Interest rate contracts ....................................... (21,540,106) — — (21,540,106)
$ (13,748,787) $ (6,879,933) $ — $ (20,628,720)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments
Assets
Opening balance, as of September 30, 2021 ........................................... $ 1,225,343 $ 160 $ — $ 28,737,191 $ — $ 29,962,694
Transfers into Level 3 ......................................................... — — 198,220 31,314,329 2,273,193 33,785,742
Transfers out of Level 3 ........................................................ (1,225,343) — — (16,032,488) — (17,257,831)
Accrued discounts/premiums ..................................................... — — — 4,404 — 4,404
Net realized loss ............................................................. — — — (400,843) — (400,843)
Net change in unrealized appreciation (depreciation)
(a)
.................................... — 44 (17,023) (3,928,577) (384,943) (4,330,499)
Purchases ................................................................. — — 6,983 24,588,319 — 24,595,302
Sales .................................................................... — — — (33,484,191) — (33,484,191)
Closing balance, as of June 30, 2022 ...............................................
$ — $ 204 $ 188,180 $ 30,798,144 $ 1,888,250 $ 32,874,778
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022
(a)
........
$ — $ 44 $ (17,023) $ (6,024,345) $ — $ (6,041,324)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.